T. ROWE PRICE Multi-Strategy Total Return Fund
January 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.1%
Common Stocks 0.0%
MercadoLibre (USD) (1) 71 80
80
Corporate Bonds 0.1%
MercadoLibre, 3.125%, 1/14/31 (USD)  200,000 180
180
Government Bonds 0.0%
Republic of Argentina, 0.00%, 12/15/35 (USD) (1) 900,000 11
11
Total Argentina (Cost
$307
)
271
AUSTRALIA 0.0%
Common Stocks 0.0%
ALS  2,348 20
BHP Group  2,595 83
Goodman Group  1,702 28
IGO  4,513 38
Northern Star Resources  2,399 14
OZ Minerals  1,315 23
Total Australia (Cost
$203
)
206
AUSTRIA 0.0%
Common Stocks 0.0%
BAWAG Group  801 48
Erste Group Bank  619 29
Mayr Melnhof Karton  108 21
Total Austria (Cost
$90
)
98
BAHAMAS 0.0%
Government Bonds 0.0%
Commonwealth of Bahamas, 8.95%, 10/15/32 (USD)  250,000 219
Total Bahamas (Cost
$245
)
219

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
BELGIUM 0.0%
Common Stocks 0.0%
Azelis Group (1) 370 9
Total Belgium (Cost
$11
)
9
BRAZIL 1.5%
Common Stocks 0.3%
B3  73,500 203
Magazine Luiza  278,953 368
NU Holdings, Class A (USD) (1) 24,745 183
Unifique Telecomunicacoes  231,524 294
XP, Class A (USD) (1) 3,000 100
1,148
Corporate Bonds 0.5%
Braskem Netherlands Finance, 5.875%, 1/31/50 (USD) (2)(3) 200,000 218
ERO Copper, 6.50%, 2/15/30 (USD) (2) 440,000 436
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD) (2) 700,000 651
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD) (2) 280,000 269
Minerva Luxembourg, 4.375%, 3/18/31 (USD)  500,000 465
2,039
Government Bonds 0.7%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/27  14,050,000 2,540
2,540
Total Brazil (Cost
$6,341
)
5,727
CANADA 0.5%
Bank Loans 0.1% (4)
Navacord, FRN, 1M CAD CDOR + 4.25%, 5.00%, 3/27/28 (5) 425,000 327
Navacord, FRN, 1M CAD CDOR + 7.50%, 8.235%, 3/26/29  25,000 20
347
Common Stocks 0.3%
Brookfield Asset Management, Class A (USD)  535 29
Canadian Natural Resources  615 31
Canadian Pacific Railway (USD)  1,389 99
Enbridge (USD)  510 22
Enerflex  2,527 14
ERO Copper (1) 1,371 17

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Magna International (USD)  946 76
MDA (1)(3) 6,629 49
Shopify, Class A (USD) (1) 862 831
Summit Industrial Income REIT  1,708 29
Sun Life Financial (USD)  930 53
TC Energy (USD)  672 35
Wesdome Gold Mines (1) 2,182 19
1,304
Corporate Bonds 0.0%
1011778 BC ULC, 5.75%, 4/15/25 (USD) (2) 105,000 108
108
Government Bonds 0.1%
Government of Canada Real Return Bond, Inflation-Indexed,
4.00%, 12/1/31  268,257 297
297
Total Canada (Cost
$2,380
)
2,056
CAYMAN ISLANDS 0.2%
Common Stocks 0.2%
Ahren Acquisition (USD) (1) 72,251 721
Total Cayman Islands (Cost
$723
)
721
CHILE 0.7%
Corporate Bonds 0.2%
Empresa de Transporte de Pasajeros Metro, 3.693%, 9/13/61
(USD) (2) 865,000 787
787
Government Bonds 0.5%
Bonos de la Tesoreria de la Republica, 4.50%, 3/1/26  1,500,000,000 1,798
1,798
Total Chile (Cost
$2,855
)
2,585
CHINA 2.3%
Common Stocks 0.9%
58.com (USD) (1)(5) 22,100 —
Alibaba Group Holding (HKD) (1) 9,600 151
BeiGene, ADR (USD) (1) 99 24
Beijing Capital International Airport, Class H (HKD) (1) 58,000 39

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Huazhu Group, ADR (USD) (1) 13,850 547
I-Mab, ADR (USD) (1) 4,769 120
JD.com, Class A (HKD) (1) 885 30
Kanzhun, ADR (USD) (1) 7,324 222
Li Ning (HKD)  5,000 49
Meituan, Class B (HKD) (1) 22,700 677
Shanghai MicroPort MedBot Group (HKD) (1)(3) 7,000 43
Tencent Holdings (HKD)  20,400 1,278
Trip.com Group, ADR (USD) (1) 5,059 135
Wuxi Biologics Cayman (HKD) (1) 3,000 30
Zai Lab, ADR (USD) (1) 210 10
Zhongsheng Group Holdings (HKD)  6,000 46
3,401
Common Stocks - China A Shares 0.1%
Deppon Logistics, A Shares (CNH)  25,700 46
Gree Electric Appliances of Zhuhai, A Shares (CNH)  14,000 84
Huayu Automotive Systems, A Shares (CNH)  18,600 82
Kweichow Moutai, A Shares (CNH)  200 60
NARI Technology, A Shares (CNH)  10,740 60
332
Convertible Bonds 0.1%
Vnet Group, Zero Coupon, 2/1/26 (USD) (3) 530,000 460
460
Corporate Bonds 1.2%
Agile Group Holdings, 6.05%, 10/13/25 (USD)  385,000 162
Kaisa Group Holdings, 11.95%, 10/22/22 (USD)  480,000 134
KWG Group Holdings, 7.875%, 9/1/23 (USD)  1,300,000 826
Longfor Group Holdings, 3.85%, 1/13/32 (USD)  200,000 189
Shimao Group Holdings, 3.45%, 1/11/31 (USD)  1,260,000 526
Shimao Group Holdings, 4.60%, 7/13/30 (USD)  320,000 136
Shimao Group Holdings, 4.75%, 7/3/22 (USD)  400,000 258
Shimao Group Holdings, 6.125%, 2/21/24 (USD) (3) 1,900,000 926
Times China Holdings, 6.20%, 3/22/26 (USD)  340,000 156
Times China Holdings, 6.75%, 7/16/23 (USD)  1,500,000 776
Times China Holdings, 6.75%, 7/8/25 (USD)  700,000 333
Yanlord Land HK, 5.125%, 5/20/26 (USD)  200,000 188
Yuzhou Group Holdings, 6.35%, 1/13/27 (USD)  350,000 80
4,690
Total China (Cost
$11,574
)
8,883

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
COLOMBIA 0.2%
Corporate Bonds 0.2%
GCM Mining, 6.875%, 8/9/26 (USD) (2) 640,000 623
Total Colombia (Cost
$631
)
623
CYPRUS 0.2%
Government Bonds 0.2%
Republic of Cyprus, 0.95%, 1/20/32  751,000 832
Total Cyprus (Cost
$856
)
832
DENMARK 0.2%
Common Stocks 0.1%
Ascendis Pharma, ADR (USD) (1) 1,583 193
Genmab (1) 72 24
217
Corporate Bonds 0.1%
DKT Finance, 9.375%, 6/17/23 (USD) (2) 600,000 603
603
Total Denmark (Cost
$837
)
820
ECUADOR 0.1%
Government Bonds 0.1%
Ecuador Government International Bond, STEP, 1.00%, 7/31/35
(USD)  545,000 388
Total Ecuador (Cost
$383
)
388
FINLAND 0.0%
Common Stocks 0.0%
Kojamo  1,174 27
Sampo, Class A  967 48
Stora Enso, Class R  1,622 33
UPM-Kymmene  1,150 42
Total Finland (Cost
$151
)
150

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
FRANCE 0.7%
Common Stocks 0.7%
Air Liquide  211 36
Airbus (1) 13,332 1,702
Alstom  3,669 119
Legrand  241 24
LVMH Moet Hennessy Louis Vuitton  270 222
Pernod Ricard  396 85
Safran  659 80
Schneider Electric  218 37
Thales  418 39
TotalEnergies  3,203 182
Valeo  1,777 50
Verallia  1,152 36
2,612
Convertible Preferred Stocks 0.0%
DNA Script, Series C, Acquisition Date: 12/16/21, Cost $7 (1)
(5)(6) 8 7
7
Corporate Bonds 0.0%
Altice France Holding, 4.00%, 2/15/28  100,000 102
102
Total France (Cost
$2,805
)
2,721
GERMANY 2.6%
Bank Loans 0.2% (4)
TK Elevator U.S. Newco, FRN, 1M USD LIBOR + 3.50%, 4.00%,
7/30/27 (USD)  595,515 596
596
Common Stocks 0.2%
BioNTech, ADR (USD) (1) 331 57
Delivery Hero (1) 323 25
Infineon Technologies  9,388 390
KION Group  448 41
Merck  144 32
Siemens  1,649 262
Zalando (1) 442 35
842

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.1%
TK Elevator Holdco, 7.625%, 7/15/28 (USD) (2) 400,000 419
419
Government Bonds 2.0%
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/26  3,771,953 4,695
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30  2,103,539 2,885
7,580
Preferred Stocks 0.1%
Sartorius  826 446
Volkswagen  598 124
570
Total Germany (Cost
$10,375
)
10,007
GHANA 0.1%
Corporate Bonds 0.1%
Kosmos Energy, 7.75%, 5/1/27 (USD) (2) 260,000 254
Total Ghana (Cost
$260
)
254
HONG KONG 0.0%
Common Stocks 0.0%
Samsonite International (1) 16,800 35
Sun Hung Kai Properties  2,500 31
Total Hong Kong (Cost
$67
)
66
HUNGARY 0.0%
Common Stocks 0.0%
Wizz Air Holdings (GBP) (1) 742 41
Total Hungary (Cost
$51
)
41
INDIA 0.6%
Common Stocks 0.3%
Axis Bank (1) 64,894 678
HDFC Bank  25,846 519
Voltas  2,756 44
1,241
Government Bonds 0.3%
Republic of India, 6.45%, 10/7/29  32,000,000 425

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Republic of India, 7.59%, 1/11/26  50,000,000 711
1,136
Total India (Cost
$2,373
)
2,377
INDONESIA 0.3%
Common Stocks 0.1%
Bank Central Asia  719,800 383
Sarana Menara Nusantara  252,500 18
401
Government Bonds 0.2%
Republic of Indonesia, 8.25%, 5/15/29  11,825,000,000 911
911
Total Indonesia (Cost
$1,251
)
1,312
IRELAND 0.2%
Corporate Bonds 0.2%
AerCap Ireland Capital, 3.00%, 10/29/28 (USD)  150,000 147
AerCap Ireland Capital, 3.30%, 1/30/32 (USD)  150,000 146
AerCap Ireland Capital, 3.50%, 1/15/25 (USD)  225,000 231
AerCap Ireland Capital, FRN, SOFRRATE + 0.68%, 0.73%,
9/29/23 (USD)  150,000 150
Avolon Holdings Funding, 2.75%, 2/21/28 (USD) (2) 40,000 38
Total Ireland (Cost
$727
)
712
ISRAEL 0.7%
Common Stocks 0.0%
Monday.com (USD) (1) 525 110
110
Government Bonds 0.7%
State of Israel, 3.75%, 3/31/47  6,505,000 2,507
2,507
Total Israel (Cost
$2,779
)
2,617
ITALY 0.4%
Common Stocks 0.3%
Davide Campari-Milano  6,075 76
Ferrari (USD)  3,243 749

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
GVS  2,246 25
PRADA (HKD)  58,500 358
1,208
Corporate Bonds 0.1%
International Game Technology, 4.125%, 4/15/26 (USD) (2) 250,000 251
251
Total Italy (Cost
$1,485
)
1,459
JAPAN 2.2%
Common Stocks 0.8%
Asics  1,900 37
Bridgestone  900 39
Daiichi Sankyo  17,600 395
Daikin Industries  300 63
Fancl  12,900 329
Hamamatsu Photonics  1,500 77
Harmonic Drive Systems (3) 7,000 277
Hoshizaki  1,700 126
Industrial & Infrastructure Fund Investment  7 12
Istyle (1) 9,800 16
Keyence  200 103
Komatsu  3,700 93
MatsukiyoCocokara  400 14
Mitsui Fudosan  2,300 49
Miura  1,800 53
Panasonic  6,400 70
Recruit Holdings  10,700 529
Seven & i Holdings  900 46
Shin-Etsu Chemical  200 33
SMC  200 112
Sompo Holdings  400 19
Sony Group  3,800 425
Stanley Electric  2,600 61
SUMCO  1,100 20
Suzuki Motor  2,900 123
3,121
Government Bonds 1.4%
Japan Government Five Year Bond, 0.005%, 9/20/26  126,900,000 1,104
Japan Government Two Year Bond, 0.10%, 10/1/22  500,000,000 4,350
5,454
Total Japan (Cost
$9,065
)
8,575

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
LUXEMBOURG 1.0%
Bank Loans 0.9% (4)
Intelsat Jackson Holdings, 8.625%, 1/2/24 (USD)  60,000 60
Intelsat Jackson Holdings, FRN, 1M USD LIBOR + 4.75%,
5.75%, 7/13/22 (USD)  2,905,809 2,906
Intelsat Jackson Holdings, FRN, PRIME + 5.50%, 8.75%, 1/2/24
(USD)  720,000 718
3,684
Corporate Bonds 0.1%
Intelsat Jackson Holdings, 9.50%, 9/30/22 (USD) (2) 195,000 226
226
Total Luxembourg (Cost
$3,923
)
3,910
MACAO 0.1%
Corporate Bonds 0.1%
Wynn Macau, 5.625%, 8/26/28 (USD) (3) 500,000 458
Total Macao (Cost
$472
)
458
MALAYSIA 0.1%
Government Bonds 0.1%
Government of Malaysia, 4.921%, 7/6/48  1,350,000 346
Total Malaysia (Cost
$345
)
346
MEXICO 0.7%
Bank Loans 0.2% (4)
Playa Resorts Holding, FRN, 3M USD LIBOR + 2.75%, 4/29/24
(USD) (7) 1,000,000 982
982
Corporate Bonds 0.2%
Petroleos Mexicanos, 6.70%, 2/16/32 (USD) (2) 835,000 828
828
Government Bonds 0.3%
Mexican Bonos, 5.75%, 3/5/26  15,800,000 718
Mexican Udibonos, Inflation-Indexed, 4.00%, 11/30/28  6,555,496 332
1,050
Total Mexico (Cost
$2,899
)
2,860

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
NETHERLANDS 0.4%
Bank Loans 0.0% (4)
T-Mobile Netherlands, FRN, 3M EURIBOR + 4.00%, 11/19/28 (7) 160,000 180
180
Common Stocks 0.4%
Adyen (1) 118 240
Akzo Nobel  465 48
Argenx, ADR (USD) (1) 257 69
ASML Holding  1,202 814
Heineken  383 41
ING Groep  3,088 46
Koninklijke DSM  171 32
TKH Group, CVA  1,206 70
Universal Music Group  1,798 44
1,404
Total Netherlands (Cost
$1,729
)
1,584
NEW ZEALAND 0.2%
Government Bonds 0.2%
Government of New Zealand, 2.75%, 5/15/51  1,191,000 752
Total New Zealand (Cost
$826
)
752
NORWAY 0.0%
Common Stocks 0.0%
Aker BP  1,274 44
Equinor  3,719 103
Total Norway (Cost
$111
)
147
PANAMA 0.0%
Corporate Bonds 0.0%
Aeropuerto Internacional de Tocumen, 4.00%, 8/11/41 (USD) (2) 200,000 194
Total Panama (Cost
$200
)
194

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
PERU 0.1%
Common Stocks 0.0%
Southern Copper (USD)  704 45
45
Corporate Bonds 0.1%
Minsur, 4.50%, 10/28/31 (USD) (2) 200,000 201
201
Total Peru (Cost
$242
)
246
PHILIPPINES 0.1%
Government Bonds 0.1%
Republic of Philippines, 6.25%, 1/14/36  23,000,000 501
Total Philippines (Cost
$548
)
501
PORTUGAL 0.0%
Common Stocks 0.0%
Galp Energia  6,622 73
Jeronimo Martins  1,589 38
Total Portugal (Cost
$98
)
111
QATAR 0.1%
Corporate Bonds 0.1%
Qatar Petroleum, 2.25%, 7/12/31 (USD)  270,000 261
Total Qatar (Cost
$272
)
261
ROMANIA 0.3%
Government Bonds 0.3%
Republic of Romania, 5.00%, 2/12/29  4,500,000 1,014
Total Romania (Cost
$1,192
)
1,014
RUSSIA 0.3%
Government Bonds 0.3%
Russian Federation, 7.65%, 4/10/30  90,000,000 1,056
Total Russia (Cost
$1,298
)
1,056

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
SAUDI ARABIA 0.0%
Corporate Bonds 0.0%
Riyad Sukuk, VR, 3.174%, 2/25/30 (USD) (8) 200,000 201
Total Saudi Arabia (Cost
$205
)
201
SERBIA 0.3%
Government Bonds 0.3%
Republic of Serbia, 4.50%, 8/20/32  100,000,000 1,015
Total Serbia (Cost
$1,117
)
1,015
SINGAPORE 0.1%
Common Stocks 0.1%
Sea, ADR (USD) (1) 2,498 375
Total Singapore (Cost
$617
)
375
SOUTH AFRICA 0.8%
Government Bonds 0.8%
Republic of South Africa, 8.00%, 1/31/30  17,425,000 1,048
Republic of South Africa, 8.75%, 2/28/48  10,714,000 586
Republic of South Africa, 10.50%, 12/21/26  20,186,000 1,453
Total South Africa (Cost
$3,149
)
3,087
SOUTH KOREA 0.2%
Government Bonds 0.2%
Korea Treasury Bond, 2.00%, 6/10/31  798,000,000 628
Total South Korea (Cost
$655
)
628
SPAIN 0.2%
Common Stocks 0.2%
Amadeus IT Group, Class A (1) 10,647 732
Cellnex Telecom  1,143 52
Total Spain (Cost
$761
)
784

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
SURINAME 0.2%
Government Bonds 0.2%
Republic of Suriname, 9.25%, 10/26/26 (USD) (1)(3)(9) 800,000 611
Total Suriname (Cost
$559
)
611
SWEDEN 0.6%
Bank Loans 0.2% (4)
Seren Bidco, FRN, 1M USD LIBOR + 3.50%, 4.00%, 11/16/28
(USD) (7) 600,000 600
Seren Bidco, FRN, 1M USD LIBOR + 4.00%, 11/16/28 (USD) (5)
(7) 100,000 100
700
Common Stocks 0.3%
Alfa Laval  1,877 63
Atlas Copco, Class B  360 18
Boliden  2,258 91
Epiroc, Class B  2,384 43
Hexpol  1,486 18
Lundin Energy  1,329 54
Sandvik  1,284 34
Spotify Technology (USD) (1) 372 73
Svenska Cellulosa, Class B  25,468 444
Swedbank, Class A  1,991 39
Swedish Match  2,952 23
900
Corporate Bonds 0.0%
Verisure Holding, FRN, 3M EURIBOR + 5.00%, 5.00%, 4/15/25
(EUR) (2) 100,000 113
113
Government Bonds 0.1%
Sweden Government Bond, 3.50%, 3/30/39  3,200,000 503
503
Total Sweden (Cost
$2,270
)
2,216
SWITZERLAND 0.1%
Common Stocks 0.1%
Cie Financiere Richemont, Class A  484 70
Julius Baer Group  659 43

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Montana Aerospace (1) 3,301 123
Nestle  1,065 138
Roche Holding  156 60
Sophia Genetics (USD) (1) 9,365 110
Zurich Insurance Group  111 53
Total Switzerland (Cost
$609
)
597
TAIWAN 0.3%
Common Stocks 0.3%
Taiwan Semiconductor Manufacturing  52,000 1,202
Total Taiwan (Cost
$1,119
)
1,202
THAILAND 0.1%
Government Bonds 0.1%
Kingdom of Thailand, 3.60%, 6/17/67  10,500,000 341
Total Thailand (Cost
$388
)
341
TURKEY 0.1%
Government Bonds 0.1%
Republic of Turkey, 11.70%, 11/13/30  9,100,000 410
Total Turkey (Cost
$827
)
410
UNITED KINGDOM 2.7%
Bank Loans 0.2% (4)
Motion Finco, FRN, 1M USD LIBOR + 3.25%, 3.474%, 11/12/26
(USD)  907,725 894
894
Common Stocks 1.1%
Abcam (1) 906 16
Ashtead Group  14,744 1,055
ASOS (1) 541 16
AstraZeneca, ADR (USD)  2,188 128
Compass Group  4,448 101
Croda International  287 31
Derwent London  14,324 662
Direct Line Insurance Group  6,881 29
Experian  13,648 570
Farfetch, Class A (USD) (1) 1,951 42
Genuit Group  6,384 50

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Helios Towers (1) 6,217 13
London Stock Exchange Group  10,165 995
Melrose Industries  35,436 72
Mondi  1,773 44
Next  225 23
Novocure (USD) (1) 235 16
Rentokil Initial  8,048 56
Smiths Group  4,378 92
Trainline (1) 60,386 183
Unilever (EUR)  1,443 74
UNITE Group  811 11
Weir Group  4,111 97
Whitbread (1) 498 21
4,397
Corporate Bonds 0.2%
eG Global Finance, 8.50%, 10/30/25 (USD) (2) 600,000 606
606
Government Bonds 1.2%
United Kingdom Inflation-Linked Gilt, 0.125%, 3/22/24  3,059,764 4,492
4,492
Total United Kingdom (Cost
$10,726
)
10,389
UNITED STATES 44.1%
Asset-Backed Securities 1.3%
Amur Equipment Finance Receivables X, Series 2022-1A, Class
E, 5.02%, 12/20/28 (2) 465,000 465
Blackbird Capital Aircraft Lease Securitization, Series 2016-1A,
Class A, STEP, 4.213%, 12/16/41 (2) 433,125 424
Cologix Data Centers U.S. Issuer, Series 2021-1A, Class A2,
3.30%, 12/26/51 (2) 125,000 125
Elara HGV Timeshare Issuer, Series 2019-A, Class C, 3.45%,
1/25/34 (2) 80,292 79
ExteNet, Series 2019-1A, Class B, 4.14%, 7/26/49 (2) 260,000 264
FOCUS Brands Funding, Series 2018-1, Class A2, 5.184%,
10/30/48 (2) 766,300 793
Hardee's Funding, Series 2021-1A, Class A2, 2.865%,
6/20/51 (2) 268,650 262
JPMorgan Chase Bank, Series 2021-3, Class E, 2.102%,
2/26/29 (2) 450,969 446
Morgan Stanley Eaton Vance, Series 2021-1A, Class D, CLO,
FRN, 3M USD LIBOR + 3.10%, 3.233%, 10/20/34 (2) 285,000 283
Neuberger Berman Loan Advisers, Series 2019-32A, Class ER,
CLO, FRN, 3M USD LIBOR + 6.10%, 6.348%, 1/20/32 (2) 350,000 347

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
OCP, Series 2021-21A, Class D, CLO, FRN, 3M USD LIBOR +
2.95%, 3.204%, 7/20/34 (2) 150,000 149
Octane Receivables Trust, Series 2021-2A, Class A, 1.21%,
9/20/28 (2) 91,816 91
Octane Receivables Trust, Series 2021-2A, Class C, 2.53%,
5/21/29 (2) 320,000 317
Palmer Square, Series 2021-3A, Class E, CLO, FRN, 3M USD
LIBOR + 6.15%, 6.382%, 1/15/35 (2) 250,000 249
Peace Park, Series 2021-1A, Class D, CLO, FRN, 3M USD
LIBOR + 2.95%, 3.204%, 10/20/34 (2) 510,000 505
Stonepeak ABS, Series 2021-1A, Class B, 3.821%, 2/28/33 (2) 383,713 376
5,175
Bank Loans 12.4% (4)
Agiliti Health, FRN, 1M USD LIBOR + 2.75%, 3.50%, 1/4/26 (5) 392,232 391
Applied Systems, FRN, 1M USD LIBOR + 3.00%, 3.50%,
9/19/24  798,385 797
Applied Systems, FRN, 1M USD LIBOR + 5.50%, 6.25%,
9/19/25  375,000 377
Aretec Group, FRN, 3M USD LIBOR + 4.25%, 4.355%, 10/1/25  89,769 90
ASP Chromaflo Intermediate Holdings, FRN, 3M USD LIBOR +
3.50%, 4.50%, 11/20/23 (5) 759,928 759
Asurion, FRN, 1M USD LIBOR + 3.13%, 3.23%, 11/3/23  1,269,489 1,266
Asurion, FRN, 1M USD LIBOR + 5.25%, 5.355%, 1/31/28  101,879 102
Asurion, FRN, 1M USD LIBOR + 5.25%, 5.355%, 1/20/29  700,000 700
Bausch Health Americas, FRN, 3M USD LIBOR + 2.75%,
2.855%, 11/27/25 (7) 753,333 752
Camelot U.S. Acquisition, FRN, 1M USD LIBOR + 3.00%, 4.00%,
10/30/26  595,492 594
Cano Health, FRN, 1M USD LIBOR + 4.50%, 5.25%, 11/23/27  109,724 110
Catalent Pharma Solutions, FRN, 1M USD LIBOR + 2.00%,
2.50%, 2/22/28  333,321 333
Charter Next Generation, FRN, 1M USD LIBOR + 3.75%, 4.50%,
12/1/27  610,545 611
CNT Holdings I, FRN, 1M USD LIBOR + 3.50%, 4.25%, 11/8/27  596,992 597
ConnectWise, FRN, 1M USD LIBOR + 3.50%, 4.00%, 9/29/28  1,200,000 1,197
Cvent, FRN, 3M USD LIBOR + 3.75%, 3.855%, 11/29/24  276,416 276
Delta Topco, FRN, 1M USD LIBOR + 7.25%, 8.00%, 12/1/28  110,000 110
Diamond, FRN, 1M USD LIBOR + 3.00%, 3.50%, 9/29/28  520,000 518
ECI Macola, FRN, 1M USD LIBOR + 3.75%, 4.50%, 11/9/27  432,167 432
Edelman Financial Engines Center, FRN, 3M USD LIBOR +
6.75%, 6.855%, 7/20/26  805,000 807
Engineered Machinery Holdings, FRN, 1M USD LIBOR + 3.75%,
4.50%, 5/19/28  703,979 705
Engineered Machinery Holdings, FRN, 1M USD LIBOR + 6.00%,
6.75%, 5/21/29  465,000 468

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Engineered Machinery Holdings, FRN, 1M USD LIBOR + 6.50%,
7.25%, 5/21/29  145,000 146
Epicor Software, FRN, 1M USD LIBOR + 7.75%, 8.75%, 7/31/28  330,000 336
Fertitta Entertainment, FRN, SOFRRATE + 4.00%, 1/12/29 (7) 500,000 501
Filtration Group, FRN, 1M USD LIBOR + 3.50%, 3.605%,
10/21/28  847,875 846
Fleet U.S. Bidco, FRN, 1M USD LIBOR + 3.00%, 3.105%,
10/7/26 (5) 87,791 87
Forterra Finance, FRN, 3M USD LIBOR + 3.00%, 4.00%,
10/25/23  984,692 983
Heartland Dental, FRN, 3M USD LIBOR + 3.50%, 3.605%,
4/30/25  994,850 988
Hyland Software, FRN, 1M USD LIBOR + 3.50%, 4.25%, 7/1/24  693,363 693
Infinite Bidco, FRN, 1M USD LIBOR + 3.75%, 4.25%, 3/2/28  398,000 397
Infinite Bidco, FRN, 1M USD LIBOR + 7.00%, 7.50%, 3/2/29  400,000 400
IRB Holding, FRN, 1M USD LIBOR + 3.25%, 4.25%, 12/15/27  535,222 535
Loyalty Ventures, FRN, 1M USD LIBOR + 4.50%, 5.00%, 11/3/27  480,000 479
McAfee, FRN, 3M USD LIBOR + 3.75%, 3.859%, 9/30/24  2,990,211 2,987
MED ParentCo, FRN, 1M USD LIBOR + 4.25%, 4.355%, 8/31/26  621,819 621
MH Sub I, FRN, 1M USD LIBOR + 3.75%, 4.75%, 9/13/24  657,239 654
MH Sub I, FRN, 1M USD LIBOR + 6.25%, 6.355%, 2/23/29  300,000 301
MH Sub I, FRN, 3M USD LIBOR + 3.50%, 3.605%, 9/13/24  593,814 591
MIC Glen, FRN, 1M USD LIBOR + 3.50%, 4.00%, 7/21/28  200,000 199
MIC Glen, FRN, 1M USD LIBOR + 6.75%, 7.25%, 7/20/29  800,000 796
Mitchell International, FRN, 1M USD LIBOR + 6.50%, 7.00%,
10/15/29 (7) 810,000 815
Mozart Borrower, FRN, 1M USD LIBOR + 3.25%, 3.75%,
10/23/28  1,035,000 1,030
Mozart Borrower, FRN, 3M EURIBOR + 3.50%, 3.50%, 10/23/28
(EUR) (7) 135,000 152
Option Care Health, FRN, 1M USD LIBOR + 2.75%, 3.25%,
10/27/28  250,000 249
Osmose Utilities Services, FRN, 1M USD LIBOR + 3.25%,
3.75%, 6/23/28  598,500 595
PAE, FRN, 1M USD LIBOR + 4.50%, 10/19/27 (7) 1,994,962 1,994
PetSmart, FRN, 1M USD LIBOR + 3.75%, 4.50%, 2/11/28  597,000 596
Planview Parent, FRN, 1M USD LIBOR + 4.00%, 4.75%,
12/17/27  769,240 770
Pro Mach Group, FRN, 1M USD LIBOR + 4.00%, 4.00%, 8/31/28  85,916 86
Pro Mach Group, FRN, 1M USD LIBOR + 4.00%, 5.00%, 8/31/28  529,085 530
Project Ruby Ultimate Parent, FRN, 1M USD LIBOR + 3.25%,
4.00%, 3/10/28  596,246 594
Quest Software U.S. Holdings, FRN, 3M USD LIBOR + 3.25%,
6.50%, 5/16/25  999,076 992
RealPage, FRN, 1M USD LIBOR + 3.25%, 3.75%, 4/24/28  1,610,963 1,602
RealPage, FRN, 3M USD LIBOR + 6.50%, 7.25%, 4/23/29  795,000 803

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Rent-A-Center, FRN, 1M USD LIBOR + 3.25%, 3.75%, 2/17/28  436,800 435
Rising Tide Holdings, FRN, 1M USD LIBOR + 8.25%, 9.00%,
6/1/29 (5) 400,000 392
S2P Acquisition Borrower, FRN, 3M USD LIBOR + 4.00%,
4.105%, 8/14/26  281,886 282
Scientific Games International, FRN, 1M USD LIBOR + 2.75%,
2.855%, 8/14/24  2,489,657 2,481
Sophia, FRN, 1M USD LIBOR + 3.50%, 4.00%, 10/7/27  1,007,357 1,006
Sotera Health Holdings, FRN, 1M USD LIBOR + 2.75%, 3.25%,
12/11/26  800,000 797
Sovos Compliance, FRN, 1M USD LIBOR + 4.50%, 4.803%,
8/11/28  435,000 437
Tacala Investment, FRN, 1M USD LIBOR + 3.50%, 4.25%,
2/5/27  497,416 497
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 8.25%,
2/4/28  495,000 495
Travel Leaders Group, FRN, 3M USD LIBOR + 4.00%, 4.105%,
1/25/24  343,222 328
Triton Water Holdings, FRN, 1M USD LIBOR + 3.50%, 4.00%,
3/31/28  796,000 789
Wand NewCo 3, FRN, 1M USD LIBOR + 3.00%, 3.175%, 2/5/26  919,428 905
Waystar Technologies, FRN, 1M USD LIBOR + 4.00%, 4.105%,
10/22/26  253,709 253
Welbilt, FRN, 3M USD LIBOR + 2.50%, 2.605%, 10/23/25  1,600,000 1,595
William Morris Endeavor Entertainment, FRN, 3M USD LIBOR +
2.75%, 2.86%, 5/18/25 (7) 775,805 761
Woof Holdings, FRN, 1M USD LIBOR + 3.75%, 4.50%, 12/21/27  516,846 516
Woof Holdings, FRN, 1M USD LIBOR + 7.25%, 8.00%,
12/21/28 (7) 580,000 583
Xplornet Communications, FRN, 1M USD LIBOR + 4.00%,
4.50%, 10/2/28  164,588 164
Xplornet Communications, FRN, 1M USD LIBOR + 7.00%,
7.50%, 10/1/29 (5) 110,000 110
48,166
Common Stocks 16.1%
10X Genomics, Class A (1) 181 17
7 Acquisition (1) 49,900 497
AbbVie  771 106
Acadia Realty Trust, REIT  1,359 27
Advanced Micro Devices (1) 3,535 404
AGCO  218 26
Agilent Technologies  677 94
Air Lease  2,201 88
Air Products & Chemicals  175 49
Airbnb, Class A (1) 160 25
Akoya Biosciences (1) 1,837 21

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Alamo Group  98 14
Alexandria Real Estate Equities, REIT  143 28
Allbirds, Class A (1)(3) 34,489 426
Allegiant Travel (1) 220 39
Alnylam Pharmaceuticals (1) 354 49
Alphabet, Class A (1) 421 1,139
Alphabet, Class C (1) 172 467
Amazon.com (1) 1,002 2,997
Ameren  435 39
American Campus Communities, REIT  502 26
American International Group  1,894 109
American Tower, REIT  689 173
Amgen  234 53
Amphenol, Class A  581 46
Anthem  248 109
Apellis Pharmaceuticals (1) 545 22
Apollo Global Management  740 52
Apple  7,607 1,330
Apple Hospitality REIT  1,577 25
Arena Fortify Acquisition, Warrants, 12/31/28 (1) 24,620 10
Arena Fortify Acquisition, Class A (1) 49,240 486
Armstrong World Industries  446 44
Assurant  1,986 303
Atlassian, Class A (1) 3,207 1,040
Aurora Innovation (1)(3) 258 1
AvalonBay Communities, REIT  1,657 405
Avantor (1) 1,122 42
Avery Dennison  175 36
Axis Capital Holdings  893 51
Ball  1,125 109
Bank of America  3,508 162
Bank of New York Mellon  1,269 75
BankUnited  874 36
Barings BDC  1,330 14
Battery Future Acquisition (1) 73,400 734
Beard Energy Transition Acquisition (1) 74,100 742
Becton Dickinson & Company  377 96
Belden  1,568 88
Bill.com Holdings (1) 1,807 340
Biogen (1) 104 24
Black Knight (1) 324 24
Block, Class A (1) 1,701 208
Blueprint Medicines (1) 274 21
Boeing (1) 431 86
Booking Holdings (1) 54 133
Bright Horizons Family Solutions (1) 1,890 243

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Bruker  657 44
Bullpen Parlay Acquisition (1) 72,300 721
Burlington Stores (1) 418 99
C4 Therapeutics (1) 832 20
Cactus, Class A  761 37
Camden Property Trust, REIT  201 32
Canva, Acquisition Date: 8/16/21 - 12/22/21, Cost $245 (1)(5)(6) 144 245
Capital One Financial  566 83
Capitalworks Emerging Markets Acquisition (1) 72,800 728
Capri Holdings (1) 758 46
Carvana (1) 237 38
Catalent (1) 336 35
Caterpillar  137 28
Cboe Global Markets  295 35
CC Neuberger Principal Holdings III, Warrants, 12/31/27 (1) 8,398 6
CC Neuberger Principal Holdings III, Class A (1) 41,992 409
Cedar Fair (1) 1,057 53
Centene (1) 1,188 92
Ceridian HCM Holding (1) 355 27
CF Industries Holdings  205 14
ChampionX (1) 1,065 24
Charles Schwab  20,932 1,836
Charter Communications, Class A (1) 311 185
Chevron  921 121
Chipotle Mexican Grill (1) 41 61
Chubb  634 125
Cigna  250 58
Citigroup  994 65
Citizens Financial Group  1,014 52
CME Group  949 218
CMS Energy  550 35
CNA Financial  798 37
Coca-Cola  2,533 155
Comcast, Class A  3,062 153
Concord Acquisition Corp III (1) 49,500 498
Confluent, Class A (1)(3) 1,190 78
ConocoPhillips  2,101 186
Cooper  72 29
Copart (1) 2,199 284
Costco Wholesale  287 145
Coupa Software (1) 958 129
Crown Castle International, REIT  744 136
CubeSmart, REIT  610 31
Cummins  663 146
Danaher  711 203
Darling Ingredients (1) 504 32

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Datadog, Class A (1) 706 103
Deere  95 36
Definitive Healthcare (1) 411 9
Denali Therapeutics (1) 390 13
Devon Energy  1,760 89
Dexcom (1) 86 37
Dime Community Bancshares  819 29
Dollar General  352 73
Dominion Energy  375 30
DoorDash, Class A (1) 3,090 351
Douglas Emmett, REIT  638 20
Doximity, Class A (1) 2,158 98
DraftKings, Class A (1)(3) 600 13
East West Bancorp  653 56
Element Solutions  1,433 32
elf Beauty (1) 1,162 34
Eli Lilly  4,011 984
Encore Capital Group (1) 754 49
Entegris  522 63
EOG Resources  1,112 124
EQRx, Warrants, 12/31/28 (1) 2,200 2
Equinix, REIT  176 128
Equitable Holdings  1,467 49
Equity LifeStyle Properties, REIT  394 31
Equity Residential, REIT  4,576 406
Essex Property Trust, REIT  103 34
Estee Lauder, Class A  1,920 599
Etsy (1) 725 114
Eucrates Biomedical Acquisition (1) 9,800 96
Eucrates Biomedical Acquisition, Warrants, 12/14/25 (1) 3,266 1
Euronet Worldwide (1) 509 68
Exact Sciences (1) 7,239 553
Exelixis (1) 1,258 23
Expedia Group (1) 4,368 801
Fate Therapeutics (1) 364 15
FedEx  609 150
Fifth Third Bancorp  1,811 81
Figs, Class A (1) 1,600 36
First American Financial  302 23
Fiserv (1) 217 23
Five9 (1) 861 108
Floor & Decor Holdings, Class A (1) 290 32
Fortive  949 67
Freshpet (1) 3,012 280
Games & Esports Experience Acquisition (1) 72,400 728
General Electric  19,962 1,886

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Goldman Sachs Group  252 89
Green Visor Financial Technology Acquisition I, Warrants,
5/8/23 (1) 24,900 11
Green Visor Financial Technology Acquisition I, Class A (1) 49,800 493
Guardant Health (1) 317 22
Hanover Insurance Group  263 36
Hartford Financial Services Group  1,007 72
HashiCorp, Class A (1) 564 37
HCA Healthcare  314 75
Hess  524 48
Hilton Worldwide Holdings (1) 559 81
Hologic (1) 911 64
Home BancShares  542 13
Home Depot  795 292
Honeywell International  377 77
Hubbell  172 32
HubSpot (1) 1,419 694
Humana  237 93
Huntington Bancshares  6,154 93
IHS Markit  7,752 905
Incyte (1) 777 58
Infinite Acquisition (1) 74,909 749
Ingersoll Rand  2,445 137
Insmed (1) 758 17
Insulet (1) 106 26
Intellia Therapeutics (1) 173 16
International Paper  1,155 56
Intuit  251 139
Intuitive Surgical (1) 1,563 444
Ionis Pharmaceuticals (1) 868 28
JB Hunt Transport Services  326 63
JBG SMITH Properties, REIT  789 22
Kadant  89 19
Kemper  434 26
Keurig Dr Pepper  1,237 47
Kilroy Realty, REIT  141 9
KKR  700 50
Kodiak Sciences (1) 1,537 90
Leidos Holdings  622 56
Liberty Media Acquisition, Class A (1) 10,040 101
Liberty Media Acquisition, Class A, Warrants, 12/31/27 (1) 2,008 3
Liberty Media-Liberty Formula One, Class C (1) 8,771 528
Linde  481 153
Littelfuse  267 72
Live Nation Entertainment (1) 683 75
Lululemon Athletica (1) 147 49

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Magnolia Oil & Gas, Class A  1,651 36
Marriott International, Class A (1) 96 15
Marsh & McLennan  353 54
Martin Marietta Materials  82 32
Mastercard, Class A  2,796 1,080
McDonald's  461 120
McLaren Technology Acquisition, Warrants, 3/3/23 (1) 24,800 8
McLaren Technology Acquisition, Class A (1) 49,600 491
Merck  1,219 99
Meta Platforms, Class A (1) 2,745 860
MetLife  928 62
Mettler-Toledo International (1) 20 29
MGM Resorts International  1,015 43
Microsoft  4,468 1,389
Middleby (1) 549 102
Mirati Therapeutics (1) 273 33
Moderna (1) 352 60
Molina Healthcare (1) 196 57
Mondelez International, Class A  1,263 85
MongoDB (1) 831 337
Monster Beverage (1) 586 51
Monte Rosa Therapeutics (1)(3) 1,188 15
Morgan Stanley  744 76
Nabors Energy Transition (1) 50,400 510
nCino (1) 20 1
Netflix (1) 282 120
Neurocrine Biosciences (1) 106 8
Nextdoor Holdings (1) 323 2
NextEra Energy  310 24
NexTier Oilfield Solutions (1) 3,461 21
NIKE, Class B  3,705 549
Norfolk Southern  610 166
NVIDIA  1,976 484
Occidental Petroleum  6,500 245
Okta (1) 2,270 449
Olaplex Holdings (1) 4,675 102
Old Dominion Freight Line  78 24
Ollie's Bargain Outlet Holdings (1) 495 24
Onyx Acquisition I, Warrants, 1/7/23 (1) 24,800 9
Onyx Acquisition I, Class A (1) 49,600 492
Opendoor Technologies, Class A (1) 1,641 16
O'Reilly Automotive (1) 87 57
Ortho Clinical Diagnostics Holdings (1) 1,239 22
Outset Medical (1) 280 10
PACCAR  489 45
Pacific Biosciences of California (1) 805 9

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Pacific Premier Bancorp  742 28
Packaging Corp. of America  554 83
Patreon, Acquisition Date: 10/14/21, Cost $9 (1)(5)(6) 165 9
Paycom Software (1) 240 80
Paycor HCM (1)(3) 1,335 35
Paylocity Holding (1) 629 128
PayPal Holdings (1) 286 49
Penumbra (1) 167 38
Pfizer  3,550 187
Phreesia (1) 581 18
Pinnacle Financial Partners  574 56
Pinterest, Class A (1) 207 6
Pioneer Natural Resources  442 97
PNC Financial Services Group  303 62
Popular  675 60
Power & Digital Infrastructure Acquisition II (1) 73,800 742
PPG Industries  199 31
PRA Group (1) 577 27
PROCEPT BioRobotics (1) 888 16
Procter & Gamble  833 134
Prologis, REIT  416 65
PROOF Acquisition I (1) 72,800 731
Quaker Chemical  501 105
Quanta Services  260 27
Rapid Micro Biosystems, Class A (1) 2,365 17
Raymond James Financial  319 34
RCF Acquisition (1) 49,700 498
RealReal (1) 1,376 13
Regency Centers, REIT  158 11
Regeneron Pharmaceuticals (1) 123 75
RenaissanceRe Holdings  306 48
Rent the Runway, Class A (1) 832 5
Rivian Automotive, Class A (1) 7,789 512
ROBLOX, Class A (1) 5,188 342
Roper Technologies  275 120
RPM International  710 63
salesforce.com (1) 522 121
Sanderson Farms  28 5
Sandy Spring Bancorp  306 14
SBA Communications, REIT  609 198
Sculptor Acquisition I (1) 72,241 722
Seacoast Banking  1,154 42
Seagen (1) 323 43
Sealed Air  1,407 96
Seaport Global Acquisition II (1) 49,251 493
Seer (1)(3) 1,983 31

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Selective Insurance Group  443 35
Sempra Energy  840 116
ServiceNow (1) 1,245 729
Sherwin-Williams  331 95
Shoals Technologies Group, Class A (1) 1,164 20
Shockwave Medical (1) 294 43
Signature Bank  2,754 839
SilverBox Engaged Merger I, Warrants, 12/31/27 (1) 2,221 3
SilverBox Engaged Merger I, Class A (1) 6,663 66
Simon Property Group, REIT  163 24
SL Green Realty, REIT  262 19
Snap, Class A (1) 3,436 112
Snowflake, Class A (1) 520 143
Socure, Acquisition Date: 12/22/21, Cost $1 (1)(5)(6) 89 1
Starbucks  902 89
State Street  998 94
Stericycle (1) 1,251 73
Stoneridge (1) 785 15
Stryker  502 125
Sun Country Airlines Holdings (1) 1,405 37
Sunstone Hotel Investors, REIT (1) 1,763 20
Sweetgreen, Class A (1)(3) 2,308 70
Synopsys (1) 351 109
T-Mobile U.S. (1) 7,372 797
Teleflex  134 42
Terreno Realty, REIT  340 25
Tesla (1) 827 775
Textron  1,009 69
Thermo Fisher Scientific  421 245
Thermon Group Holdings (1) 1,609 28
Timken  325 22
Toast, Class A (1) 2,053 47
Trade Desk, Class A (1) 550 38
Trinity Capital  886 15
Twilio, Class A (1) 829 171
UiPath, Class A (1) 5,080 186
Ultragenyx Pharmaceutical (1) 2,130 149
United Parcel Service, Class B  1,122 227
UnitedHealth Group  3,974 1,878
UTA Acquisition (1) 48,300 480
Veeva Systems, Class A (1) 248 59
Velocity Acquisition, Warrants, 2/26/27 (1) 8,054 4
Velocity Acquisition, Class A (1) 24,163 234
VeriSign (1) 287 62
Vertex Pharmaceuticals (1) 410 100
Virtus Investment Partners  120 31

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
VMG Consumer Acquisition (1) 49,232 495
Voya Financial  653 44
Vulcan Materials  168 32
Walt Disney (1) 584 83
Warby Parker, Class A (1) 710 26
Warner Music Group, Class A  727 31
Wayfair, Class A (1)(3) 100 16
Webster Financial  753 43
Wells Fargo  3,236 174
Welltower, REIT  532 46
West Pharmaceutical Services  244 96
Western Alliance Bancorp  7,455 739
Westrock  533 25
Wingstop  220 34
Xcel Energy  443 31
Xometry, Class A (1)(3) 680 35
Zentalis Pharmaceuticals (1) 610 35
Zoom Video Communications, Class A (1) 2,389 369
62,456
Convertible Bonds 0.3%
Air Transport Services Group, 1.125%, 10/15/24  455,000 490
Apellis Pharmaceuticals, 3.50%, 9/15/26  145,000 199
DISH Network, 3.375%, 8/15/26  97,000 90
Liberty Broadband, 2.75%, 9/30/50 (2) 45,000 46
Radius Health, 3.00%, 9/1/24  375,000 363
1,188
Convertible Preferred Stocks 0.8%
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $91 (1)(5)(6) 1,345 91
American Electric Power, 6.125%, 8/15/23  4,356 232
Becton Dickinson & Company, Series B, 6.00%, 6/1/23 (3) 9,719 509
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $13 (1)(5)(6) 8 14
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $2 (1)(5)(6) 1 2
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $9 (1)(5)(6) 423 9
Coalition, Series E, Acquisition Date: 9/7/21, Cost $23 (1)(5)(6) 1,376 23
Databricks, Series H, Acquisition Date: 8/31/21, Cost $60 (1)(5)
(6) 272 60
Dominion Energy, Series A, 7.25%, 6/1/22  1,784 180
DTE Energy, 6.25%, 11/1/22  5,355 274
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $6 (1)(5)(6) 330 6
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $11 (1)(5)(6) 1,889 11

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Formagrid, Series F, Acquisition Date: 12/8/21, Cost $42 (1)(5)
(6) 222 42
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $26 (1)(5)(6) 3,412 26
Generate Bio, Series B, Acquisition Date: 9/2/21, Cost $8 (1)(5)
(6) 666 8
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $11 (1)(5)(6) 384 11
Laronde, Series B, Acquisition Date: 7/28/21, Cost $5 (1)(5)(6) 162 5
Lilac Solutions, Series B, Acquisition Date: 9/8/21, Cost $15 (1)
(5)(6) 1,156 15
NextEra Energy, 5.279%, 3/1/23  1,569 79
Nuro, Series D, Acquisition Date: 10/29/21, Cost $26 (1)(5)(6) 1,232 26
Patreon, Series D, Acquisition Date: 10/21/21, Cost $13 (1)(5)(6) 238 13
Rappi, Series E, Acquisition Date: 9/8/20, Cost $109 (1)(5)(6) 1,822 103
Rappi, Series F, Acquisition Date: 7/8/21, Cost $34 (1)(5)(6) 534 30
RBC Bearings, Series A, 5.00%, 10/15/24  3,630 348
Socure, Series A, Acquisition Date: 12/22/21, Cost $2 (1)(5)(6) 109 2
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $1 (1)(5)(6) 89 1
Socure, Series B, Acquisition Date: 12/22/21, Cost $— (1)(5)(6) 2 —
Socure, Series E, Acquisition Date: 10/27/21, Cost $3 (1)(5)(6) 207 3
Southern, Series 2019, 6.75%, 8/1/22  6,710 358
Spire, Series A, 7.50%, 3/1/24  7,797 390
UGI, 7.25%, 6/1/24  3,962 413
3,284
Corporate Bonds 7.4%
AdaptHealth, 5.125%, 3/1/30 (2) 220,000 216
Altera Infrastructure, 8.50%, 7/15/23 (2) 170,000 90
American Airlines, 5.50%, 4/20/26 (2) 500,000 511
American Airlines, 5.75%, 4/20/29 (2) 280,000 287
American Airlines, 11.75%, 7/15/25 (2) 240,000 291
Ardagh Packaging Finance, 5.25%, 4/30/25 (2) 2,400,000 2,445
Bausch Health, 6.125%, 4/15/25 (2) 2,136,000 2,173
Bausch Health Americas, 9.25%, 4/1/26 (2) 800,000 826
Calpine, 3.75%, 3/1/31 (2) 915,000 830
Cano Health, 6.25%, 10/1/28 (2) 200,000 192
Carnival, 6.00%, 5/1/29 (2) 410,000 391
CD&R Smokey Buyer, 6.75%, 7/15/25 (2) 170,000 176
Change Healthcare Holdings, 5.75%, 3/1/25 (2) 2,400,000 2,406
DISH DBS, 5.125%, 6/1/29  795,000 694
Exterran Energy Solutions, 8.125%, 5/1/25  375,000 374
Forterra Finance, 6.50%, 7/15/25 (2) 800,000 835
FXI Holdings, 12.25%, 11/15/26 (2) 800,000 874
Global Net Lease, 3.75%, 12/15/27 (2) 800,000 768
GPD, 10.125%, 4/1/26 (2) 450,000 475

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Hightower Holding, 6.75%, 4/15/29 (2) 245,000 247
Home Point Capital, 5.00%, 2/1/26 (2)(3) 285,000 246
Jane Street Group, 4.50%, 11/15/29 (2) 520,000 508
LCPR Senior Secured Financing, 5.125%, 7/15/29 (2) 430,000 421
LSF9 Atlantis Holdings, 7.75%, 2/15/26 (2) 290,000 278
Mozart Debt Merger, 5.25%, 10/1/29 (2) 405,000 393
NGL Energy Operating, 7.50%, 2/1/26 (2) 415,000 418
NGL Energy Partners, 7.50%, 11/1/23  35,000 34
Option Care Health, 4.375%, 10/31/29 (2) 815,000 795
Pacific Gas & Electric, 4.95%, 7/1/50  155,000 158
Papa John's International, 3.875%, 9/15/29 (2) 405,000 386
PetSmart, 7.75%, 2/15/29 (2) 500,000 536
PG&E, 5.00%, 7/1/28  40,000 40
Photo Holdings Merger Sub, 8.50%, 10/1/26 (2) 530,000 531
Plantronics, 4.75%, 3/1/29 (2)(3) 650,000 588
PRA Group, 7.375%, 9/1/25 (2) 395,000 417
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 6.625%,
10/15/26 (2)(5) 810,000 821
Scientific Games International, 8.25%, 3/15/26 (2) 400,000 417
Service Properties Trust, 4.65%, 3/15/24 (3) 300,000 292
Service Properties Trust, 7.50%, 9/15/25  600,000 630
Southwestern Energy, 4.75%, 2/1/32  355,000 354
Tenneco, 5.125%, 4/15/29 (2) 405,000 378
Transocean Phoenix 2, 7.75%, 10/15/24 (2) 55,000 55
Transocean Pontus, 6.125%, 8/1/25 (2) 26,800 26
Transocean Proteus, 6.25%, 12/1/24 (2) 212,500 210
Tronox, 6.50%, 5/1/25 (2) 600,000 621
Tutor Perini, 6.875%, 5/1/25 (2)(3) 500,000 494
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25  53,509 53
UAL PTT, Series 2007-1, 6.636%, 7/2/22  219,619 224
United Airlines, 4.375%, 4/15/26 (2) 600,000 594
United Airlines, 4.625%, 4/15/29 (2) 150,000 149
Verizon Communications, 3.55%, 3/22/51  150,000 151
Verscend Escrow, EC, 9.75%, 8/15/26 (2) 1,000,000 1,050
Vistra, VR, 7.00% (2)(8)(10) 115,000 114
Vistra, VR, 8.00% (2)(8)(10) 205,000 215
Welbilt, 9.50%, 2/15/24 (3) 800,000 803
WeWork, 7.875%, 5/1/25 (2) 235,000 217
28,718
Equity Mutual Funds 0.7%
Invesco Senior Loan ETF (3) 125,000 2,747
2,747

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Municipal Securities 0.6%
Colorado HFA, Covenant Living Community, Series B, 4.48%,
12/1/40  250,000 269
Illinois, Build America, GO, 7.10%, 7/1/35  165,000 209
Michigan Tobacco Settlement Fin. Auth., Series B, Zero Coupon,
6/1/46  30,000 4
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series B,
6.00%, 1/1/25 (2) 225,000 232
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.25%, 7/1/37 (1)(11) 240,000 242
Puerto Rico Commonwealth, Public Improvement, Series A-PSA,
GO, 8.00%, 7/1/35 (1)(11) 225,000 203
Puerto Rico Commonwealth, Public Improvement, Series C, GO,
6.00%, 7/1/39 (1)(11) 340,000 340
Puerto Rico Commonwealth, Public Improvement, Series E, GO,
5.50%, 7/1/31 (1)(11) 215,000 215
Puerto Rico Commonwealth, Public Improvement, Unrefunded
Balance, Series A, GO, 5.125%, 7/1/31 (1)(11) 105,000 105
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  290,000 301
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  115,000 119
Tobacco Settlement Fin. Auth., Series B, Zero Coupon, 6/1/47  500,000 53
2,292
Non-U.S. Government Mortgage-Backed Securities 1.5%
BAMLL Commercial Mortgage Securities Trust, Series 2021-
JACX, Class D, ARM, 1M USD LIBOR + 2.75%, 2.856%,
9/15/38 (2) 515,000 515
BAMLL Commercial Mortgage Securities Trust, Series 2021-
JACX, Class E, ARM, 1M USD LIBOR + 3.75%, 3.856%,
9/15/38 (2) 100,000 100
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, ARM, 1M
USD LIBOR + 2.85%, 2.956%, 11/15/34 (2) 130,000 123
BFLD, Series 2019-DPLO, Class F, ARM, 1M USD LIBOR +
2.54%, 2.646%, 10/15/34 (2) 85,000 82
BPR Trust, Series 2021-NRD, Class E, ARM, SOFR30A +
5.621%, 5.671%, 12/15/23 (2) 175,000 175
BX Commercial Mortgage Trust, Series 2019-IMC, Class E,
ARM, 1M USD LIBOR + 2.15%, 2.256%, 4/15/34 (2) 160,000 158
BX Trust, Series 2021-VIEW, Class F, ARM, 1M USD LIBOR +
3.93%, 4.036%, 6/15/23 (2) 160,000 160
CAFL, Series 2021-RTL1, Class A2, CMO, STEP, 3.104%,
3/28/29 (2) 830,000 809
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65C, ARM, 4.123%, 5/15/52 (2) 125,000 120
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52 (2) 80,000 71

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Commercial Mortgage Trust, Series 2014-CR19, Class E, ARM,
4.203%, 8/10/47 (2) 175,000 161
Connecticut Avenue Securities, Series 2022-R01, Class 1B1,
CMO, ARM, SOFR30A + 3.15%, 3.20%, 12/25/41 (2) 480,000 476
Credit Suisse Mortgage Trust, Series 2020-TMIC, Class C, ARM,
1M USD LIBOR + 6.75%, 7.00%, 12/15/35 (2) 100,000 102
Deephaven Residential Mortgage Trust, Series 2021-2, Class B1,
CMO, ARM, 3.174%, 4/25/66 (2) 135,000 132
Ellington Financial Mortgage Trust, Series 2021-2, Class B1,
CMO, ARM, 3.202%, 6/25/66 (2) 265,000 257
Great Wolf Trust, Series 2019-WOLF, Class F, ARM, 1M USD
LIBOR + 3.131%, 3.237%, 12/15/36 (2) 180,000 173
SLIDE, Series 2018-FUN, Class E, ARM, 1M USD LIBOR +
2.55%, 2.656%, 6/15/31 (2) 998,181 968
ZH Trust, Series 2021-2, Class A, CMO, 2.349%, 10/17/27 (2) 805,000 792
ZH Trust, Series 2021-2, Class B, CMO, 3.506%, 10/17/27 (2) 390,000 370
5,744
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 3.0%
U.S. Treasury Bonds, 1.875%, 11/15/51  2,915,000 2,764
U.S. Treasury Bonds, 7.25%, 8/15/22  4,250,000 4,398
U.S. Treasury Notes, 1.625%, 11/15/22  4,490,000 4,522
11,684
Total United States (Cost
$173,033
)
171,454
SHORT-TERM INVESTMENTS 26.0%
Money Market Funds 26.0%
T. Rowe Price Government Reserve Fund, 0.09% (12)(13) 100,813,954 100,814
Total Short-Term Investments (Cost $100,814) 100,814
SECURITIES LENDING COLLATERAL 1.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 0.09% (12)(13) 1,143,836 1,144
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 1,144

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve Fund, 0.09% (12)(13) 6,090,485 6,090
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 6,090
Total Securities Lending Collateral (Cost $7,234) 7,234
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.2%
Exchange-Traded Options Purchased 0 .1%
Description Contracts
Notional
Amount $ Value
Cloudflare, Put, 4/14/22 @ $65.00 (1) 167 1,610 41
GameStop, Put, 4/14/22 @ $70.00 (1) 75 817 47
GameStop, Put, 5/20/22 @ $55.00 (1) 97 1,057 47
iShares 5-10 Year Investment Grade Corporate Bond
ETF, Put, 7/15/22 @ $54.87 (1) 2,087 12,067 84
NVIDIA, Put, 4/14/22 @ $170.00 (1) 156 3,820 40
U.S. Treasury 10-Year Notes Futures, Call, 2/18/22 @
$130.00 (1) 36 4,607 2
U.S. Treasury Long-Term Bonds Futures, Call, 2/18/22
@ $158.00 (1) 43 6,692 21
Total Exchange-Traded Options Purchased (Cost $563) 282
OTC Options Purchased 0 .1%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
5 Year Interest Rate
Swap, 11/17/27 Pay
Fixed 2.00% Semi-
Annually, Receive
Variable 0.309%
(3M USD LIBOR)
Quarterly, 11/15/22
@ 2.00%* (1) 1 6,175 70
Citibank
10 Year Interest Rate
Swap, 8/8/32 Pay
Fixed 2.00% Semi-
Annually, Receive
Variable 0.309%
(3M USD LIBOR)
Quarterly, 8/4/22 @
2.00%* (1) 1 5,500 103

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Credit Suisse
Credit Default
Swap, Protection
Bought (Relevant
Credit: Markit CDX.
NA.IG-S37, 5 Year
Index, 12/20/26),
Pay 1.00% Quarterly,
Received upon credit
default, 4/20/22 @
0.80%* (1) 1 5,450 9
Credit Suisse
Credit Default
Swap, Protection
Bought (Relevant
Credit: Markit CDX.
NA.IG-S37, 5 Year
Index, 12/20/26),
Pay 1.00% Quarterly,
Received upon credit
default, 5/18/22 @
0.90%* (1) 1 5,450 9
HSBC Bank
USD Call / KRW Put,
5/2/22 @ 1,225.00
(KRW) (1) 1 2,070 19
JPMorgan Chase
iShares iBoxx High
Yield Corporate
Bond ETF, Put,
4/14/22 @ $81.00 (1) 380 3,219 36
Morgan Stanley
30 Year Interest Rate
Swap, 11/16/52 Pay
Fixed 2.20% Semi-
Annually, Receive
Variable 0.309%
(3M USD LIBOR)
Quarterly, 11/14/22
@ 2.20%* (1) 2 1,995 80
Morgan Stanley
30 Year Interest Rate
Swap, 11/17/52 Pay
Fixed 2.20% Semi-
Annually, Receive
Variable 0.309%
(3M USD LIBOR)
Quarterly, 11/15/22
@ 2.20%* (1) 1 725 29
Morgan Stanley
NASDAQ 100 Index,
Call, 2/18/22 @
$16,475.00 (1) 5 7,465 3

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
NASDAQ 100 Index,
Put, 6/17/22 @
$12,400.00 (1) 1 1,493 31
Morgan Stanley
NASDAQ 100 Index,
Put, 6/17/22 @
$13,000.00 (1) 2 2,986 72
Morgan Stanley
NASDAQ 100 Index,
Put, 6/17/22 @
$14,600.00 (1) 1 1,493 83
Morgan Stanley
Russell 2000 Index,
Put, 2/28/22 @
$1,900.00 (1) 15 3,043 42
Total OTC Options Purchased (Cost $612) 586
Total Options Purchased (Cost $1,175) 868
Total Investments in Securities 95.1%
(Cost $378,238) $ 369,395
Other Assets Less Liabilities 4.9% 19,037
Net Assets 100.0% $ 388,432
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
* Exercise Spread
(1) Non-income producing
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$42,933 and represents 11.1% of net assets.
(3) All or a portion of this security is on loan at January 31, 2022.
(4) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(5) Level 3 in fair value hierarchy.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $763 and represents 0.2% of net assets.

T. ROWE PRICE Multi-Strategy Total Return Fund

.
.
.
.
.
.
.
.
.
.
(7) All or a portion of this loan is unsettled as of January 31, 2022. The interest rate for unsettled loans will be determined upon settlement after period end.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) Security is in default or has failed to make a scheduled interest and/or principal payment.
(10) Perpetual security with no stated maturity date.
(11) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(12) Seven-day yield
(13) Affiliated Companies
1M CAD CDOR One month CAD CDOR (Canadian Dollar offered rate)
1M CHF LIBOR One month CHF LIBOR (London interbank offered rate)
1M CNH HIBOR One month CNH HIBOR (Hong Kong interbank offered rate)
1M DKK CIBOR One month DKK CIBOR (Copenhagen interbank offered rate)
1M EURIBOR One month EURIBOR (Euro interbank offered rate)
1M GBP LIBOR One month GBP LIBOR (London interbank offered rate)
1M HKD HIBOR One month HKD HIBOR (Hong Kong interbank offered rate)
1M JPY LIBOR One month JPY LIBOR (London interbank offered rate)
1M NDBB One month NZD bank bill
1M NOK NIBOR One month NOK NIBOR (Norwegian interbank offered rate)
1M SEK STIBOR One month SEK STIBOR (Stockholm interbank offered rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M CAD CDOR Three month CAD CDOR (Canadian Dollar offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M HKD HIBOR Three month HKD HIBOR (Hong Kong interbank offered rate)
3M KWCDC Three month KRW certificate of deposit
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M BBSW Six month AUD bank bill swap rate
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
1M ADBB One month AUD bank bill
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation

T. ROWE PRICE Multi-Strategy Total Return Fund

.
.
.
.
.
.
.
.
.
.
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CVA Dutch Certificate (Certificaten Van Aandelen)
CZK Czech Koruna
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EGP Egyptian Pound
ESTR Euro short-term rate
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GBP SONIA Sterling Overnight Index Average
GO General Obligation
HFA Health Facility Authority
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PHP Philippines Peso
PLN Polish Zloty
PRIME Prime rate
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RSD Serbian Dinar
RUB Russian Ruble
SEK Swedish Krona
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TONA Tokyo overnight average rate

T. ROWE PRICE Multi-Strategy Total Return Fund

.
.
.
.
.
.
.
.
.
.
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.8)%
Exchange-Traded Options Written (0.7)%
Description Contracts
Notional
Amount $ Value
iShares iBoxx High Yield Corporate Bond ETF, Put,
2/18/22 @ $85.00 2,676 22,666 (293)
S&P 500 Index, Call, 3/18/22 @ $4,450.00 134 60,508 (2,205)
U.S. Treasury Long-Term Bonds Futures, Call, 2/18/22
@ $162.00 52 8,093 (4)
U.S. Treasury Long-Term Bonds Futures, Put, 2/18/22
@ $162.00 52 8,093 (336)
Total Exchange-Traded Options Written (Premiums $(2,356)) $ (2,838)
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
NASDAQ 100 Index, Put,
6/17/22 @ $16,000.00 1 1,493 (150)
Morgan Stanley
S&P 500 Index, Put,
6/17/22 @ $4,700.00 1 452 (32)
Total OTC Options Written (Premiums $(127)) $ (182)
Total Options Written (Premiums $(2,483)) $ (3,020)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
SWAPS 0.4%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.4%
Credit Default Swaps, Protection Bought 0.1%
France (0.0)%
BNP Paribas, Protection Bought (Relevant
Credit: Sanofi), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/26 190 (8) (8) —
Total France (8) —
United States 0.1%
Bank of America, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 250 (33) (30) (3)
Bank of America, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/21/26 1,675 (224) (236) 12
BNP Paribas, Protection Bought (Relevant
Credit: Netflix), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/26 50 (10) (10) —
Citibank, Protection Bought (Relevant
Credit: Netflix), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/26 30 30 (6) 36
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S14, 50 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
12/16/72 1,000 67 48 19
JPMorgan Chase, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 300 298 (39) 337
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S14, 50 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
12/16/72 2,500 167 87 80
Total United States (186) 481
Total Bilateral Credit Default Swaps, Protection
Bought (194) 481

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Credit Default Swaps, Protection Sold 0.0%
Luxembourg 0.0%
JPMorgan Chase, Protection Sold
(Relevant Credit: ArcelorMittal, Baa3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/25 345 58 63 (5)
Total Luxembourg 63 (5)
Total Bilateral Credit Default Swaps, Protection Sold 63 (5)
Total Return Swaps 0.3%
Australia (0.1)%
Morgan Stanley, Pay Underlying
Reference: Westpac Banking Monthly,
Receive Variable (0.389)% (1M ADBB +
(0.40)%) Monthly, 1/17/24 3,985 146 — 146
Morgan Stanley, Receive Underlying
Reference: ALS Monthly, Pay Variable
0.561% (1M ADBB + 0.55%) Monthly,
1/17/24 155 (10) — (10)
Morgan Stanley, Receive Underlying
Reference: Australia & New Zealand
Banking Group Monthly, Pay Variable
0.561% (1M ADBB + 0.55%) Monthly,
1/17/24 3,007 (164) — (164)
Morgan Stanley, Receive Underlying
Reference: IGO Monthly, Pay Variable
0.561% (1M ADBB + 0.55%) Monthly,
1/17/24 583 (37) — (37)
UBS Investment Bank, Receive Underlying
Reference: ALS Monthly, Pay Variable
0.414% (1M ADBB + 0.40%) Monthly,
1/17/24 486 (33) — (33)
UBS Investment Bank, Receive Underlying
Reference: Challenger Monthly, Pay
Variable 0.414% (1M ADBB + 0.40%)
Monthly, 1/17/24 466 (41) — (41)
Total Australia — (139)
Austria (0.0)%
Citibank, Receive Underlying Reference:
BAWAG Group Monthly, Pay Variable
(0.177)% (1M EURIBOR + 0.40%) Monthly,
1/17/24 336 (4) — (4)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Receive Underlying
Reference: BAWAG Group Monthly, Pay
Variable (0.227)% (1M EURIBOR + 0.35%)
Monthly, 1/17/24 270 (4) — (4)
Total Austria — (8)
Bermuda (0.0)%
Morgan Stanley, Pay Underlying
Reference: Signet Jewelers Monthly,
Receive Variable (0.160)% (SOFR +
(0.20)%) Monthly, 1/18/24 286 (7) — (7)
Morgan Stanley, Receive Underlying
Reference: IHS Markit Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 1,042 (24) — (24)
Morgan Stanley, Receive Underlying
Reference: RenaissanceRe Holdings
Monthly, Pay Variable 0.447% (1M USD
LIBOR + 0.40%) Monthly, 1/18/24 1,170 (90) — (90)
Total Bermuda — (121)
Brazil 0.0%
Morgan Stanley, Receive Underlying
Reference: Magazine Luiza Monthly, Pay
Variable 0.490% (SOFR + 0.45%) Monthly,
1/18/24 45 1 — 1
Morgan Stanley, Receive Underlying
Reference: Magazine Luiza Monthly, Pay
Variable 0.497% (SOFR + 0.45%) Monthly,
1/18/24 97 5 — 5
Morgan Stanley, Receive Underlying
Reference: Magazine Luiza Monthly, Pay
Variable 0.498% (SOFR + 0.45%) Monthly,
1/18/24 95 11 — 11
Morgan Stanley, Receive Underlying
Reference: Magazine Luiza Monthly, Pay
Variable 0.500% (SOFR + 0.45%) Monthly,
1/18/24 50 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Magazine Luiza Monthly, Pay
Variable 0.840% (SOFR + 0.80%) Monthly,
1/18/24 99 — — —
Morgan Stanley, Receive Underlying
Reference: Unifique Telecomunicacoes
Monthly, Pay Variable 0.490% (SOFR +
0.45%) Monthly, 1/18/24 47 3 — 3

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Unifique Telecomunicacoes
Monthly, Pay Variable 0.496% (SOFR +
0.45%) Monthly, 1/18/24 100 6 — 6
Total Brazil — 25
Canada 0.0%
Bank of America, Pay Underlying
Reference: First Quantum Minerals
Monthly, Receive Variable 0.263% (1M
CAD CDOR + (0.30)%) Monthly, 1/17/24 41 3 — 3
Citibank, Receive Underlying Reference:
Sprott Physical Gold and Silver Trust
Monthly, Pay Variable 0.468% (1M CAD
CDOR + 0.42%) Monthly, 1/18/24 171 — — —
Citibank, Receive Underlying Reference:
Waste Connections Monthly, Pay Variable
0.468% (1M CAD CDOR + 0.42%) Monthly,
1/18/24 664 (17) — (17)
Goldman Sachs, Pay Underlying
Reference: Bank of Montreal Monthly,
Receive Variable 0.263% (1M CAD CDOR
+ (0.30)%) Monthly, 1/17/24 332 8 — 8
Goldman Sachs, Pay Underlying
Reference: First Quantum Minerals
Monthly, Receive Variable 0.263% (1M
CAD CDOR + (0.30)%) Monthly, 1/17/24 1,080 75 — 75
Goldman Sachs, Pay Underlying
Reference: Royal Bank of Canada Monthly,
Receive Variable 0.263% (1M CAD CDOR
+ (0.30)%) Monthly, 1/17/24 670 13 — 13
Goldman Sachs, Pay Underlying
Reference: Suncor Energy Monthly,
Receive Variable 0.263% (1M CAD CDOR
+ (0.30)%) Monthly, 1/17/24 302 (4) — (4)
Morgan Stanley, Pay Underlying
Reference: Agnico Eagle Mines Monthly,
Receive Variable (0.160)% (1M CAD CDOR
+ (0.20)%) Monthly, 1/18/24 998 50 — 50
Morgan Stanley, Pay Underlying
Reference: Agnico Eagle Mines Monthly,
Receive Variable (0.160)% (SOFR +
(0.20)%) Monthly, 1/18/24 1,008 50 — 50

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Bank of Montreal Monthly,
Receive Variable 0.263% (1M CAD CDOR
+ (0.30)%) Monthly, 1/17/24 148 4 — 4
Morgan Stanley, Pay Underlying
Reference: Canadian Imperial Bank of
Commerce Monthly, Receive Variable
0.263% (1M CAD CDOR + (0.30)%)
Monthly, 1/17/24 459 12 — 12
Morgan Stanley, Pay Underlying
Reference: Canadian Natural Resources
Monthly, Receive Variable 0.263% (1M
CAD CDOR + (0.30)%) Monthly, 1/17/24 2,159 37 — 37
Morgan Stanley, Pay Underlying
Reference: Enbridge Monthly, Receive
Variable 0.263% (1M CAD CDOR +
(0.30)%) Monthly, 1/17/24 430 (6) — (6)
Morgan Stanley, Pay Underlying
Reference: First Quantum Minerals
Monthly, Receive Variable 0.263% (1M
CAD CDOR + (0.30)%) Monthly, 1/17/24 493 34 — 34
Morgan Stanley, Pay Underlying
Reference: Franco-Nevada Monthly,
Receive Variable 0.263% (1M CAD CDOR
+ (0.30)%) Monthly, 1/17/24 913 (23) — (23)
Morgan Stanley, Pay Underlying
Reference: Royal Bank of Canada Monthly,
Receive Variable 0.263% (1M CAD CDOR
+ (0.30)%) Monthly, 1/17/24 913 18 — 18
Morgan Stanley, Pay Underlying
Reference: Suncor Energy Monthly,
Receive Variable 0.263% (1M CAD CDOR
+ (0.30)%) Monthly, 1/17/24 381 (5) — (5)
Morgan Stanley, Receive Underlying
Reference: BRP Monthly, Pay Variable
1.113% (1M CAD CDOR + 0.55%) Monthly,
1/17/24 338 12 — 12
Morgan Stanley, Receive Underlying
Reference: Constellation Software
Monthly, Pay Variable 1.213% (1M CAD
CDOR + 0.65%) Monthly, 1/17/24 852 (19) — (19)
Morgan Stanley, Receive Underlying
Reference: Franco-Nevada Monthly, Pay
Variable 0.447% (1M CAD CDOR + 0.40%)
Monthly, 1/18/24 660 11 — 11

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Kirkland Lake Gold Monthly,
Pay Variable 0.447% (1M CAD CDOR +
0.40%) Monthly, 1/18/24 991 (49) — (49)
Morgan Stanley, Receive Underlying
Reference: Kirkland Lake Gold Monthly,
Pay Variable 0.447% (SOFR + 0.40%)
Monthly, 1/18/24 1,001 (50) — (50)
Morgan Stanley, Receive Underlying
Reference: National Bank of Canada
Monthly, Pay Variable 1.133% (1M CAD
CDOR + 0.57%) Monthly, 1/17/24 2,357 (12) — (12)
Morgan Stanley, Receive Underlying
Reference: Sprott Physical Gold and Silver
Trust Monthly, Pay Variable 0.447% (1M
CAD CDOR + 0.40%) Monthly, 1/18/24 88 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Sun Life Financial Monthly, Pay
Variable 1.113% (1M CAD CDOR + 0.55%)
Monthly, 1/17/24 870 (5) — (5)
Morgan Stanley, Receive Underlying
Reference: TMX Group Monthly, Pay
Variable 1.113% (1M CAD CDOR + 0.55%)
Monthly, 1/17/24 384 7 — 7
Morgan Stanley, Receive Underlying
Reference: West Fraser Timber Monthly,
Pay Variable 0.447% (1M CAD CDOR +
0.40%) Monthly, 1/18/24 342 (15) — (15)
Total Canada — 127
Cayman Islands 0.1%
Goldman Sachs, Receive Underlying
Reference: Country Garden Services
Holdings Monthly, Pay Variable 0.555%
(1M HKD HIBOR + 0.40%) Monthly,
1/17/24 (HKD) 2,548 55 — 55
Morgan Stanley, Receive Underlying
Reference: Budweiser Brewing Co APAC
Monthly, Pay Variable 0.705% (1M HKD
HIBOR + 0.55%) Monthly, 1/17/24 (HKD) 2,337 12 — 12
Morgan Stanley, Receive Underlying
Reference: Health Sciences Acquisitions
Monthly, Pay Variable 0.447% (1M USD
LIBOR + 0.40%) Monthly, 1/18/24 6 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Helix Acquisition, Class A
Monthly, Pay Variable 0.447% (1M USD
LIBOR + 0.40%) Monthly, 1/18/24 133 — — —
Morgan Stanley, Receive Underlying
Reference: Huazhu Group Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 212 33 — 33
Morgan Stanley, Receive Underlying
Reference: Meituan, Class B Monthly,
Pay Variable 0.710% (1M HKD HIBOR +
0.55%) Monthly, 1/17/24 (HKD) 727 5 — 5
Morgan Stanley, Receive Underlying
Reference: Meituan, Class B Monthly,
Pay Variable 0.715% (1M HKD HIBOR +
0.55%) Monthly, 1/17/24 (HKD) 2,897 3 — 3
Morgan Stanley, Receive Underlying
Reference: Social Capital Hedosophia
Holdings Monthly, Pay Variable 0.447%
(1M USD LIBOR + 0.40%) Monthly,
1/18/24 4 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Social Capital Hedosophia
Holdings, Class A Monthly, Pay Variable
0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 110 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Sports Ventures Acquisition
Monthly, Pay Variable 0.447% (1M USD
LIBOR + 0.40%) Monthly, 1/18/24 3 1 — 1
Morgan Stanley, Receive Underlying
Reference: Sports Ventures Acquisition,
Class A Monthly, Pay Variable 0.447% (1M
USD LIBOR + 0.40%) Monthly, 1/18/24 145 1 — 1
Morgan Stanley, Receive Underlying
Reference: Tencent Holdings Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 460 40 — 40
UBS Investment Bank, Receive Underlying
Reference: Budweiser Brewing Co APAC
Monthly, Pay Variable 0.485% (1M HKD
HIBOR + 0.35%) Monthly, 1/17/24 (HKD) 1,196 (4) — (4)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Receive Underlying
Reference: China Overseas Property
Holdings Monthly, Pay Variable 0.485%
(1M HKD HIBOR + 0.35%) Monthly,
1/17/24 (HKD) 4,605 62 — 62
UBS Investment Bank, Receive Underlying
Reference: China Resources Mixc Lifestyle
Services Monthly, Pay Variable 0.485%
(1M HKD HIBOR + 0.35%) Monthly,
1/17/24 (HKD) 3,474 89 — 89
UBS Investment Bank, Receive Underlying
Reference: Country Garden Services
Holdings Monthly, Pay Variable 0.485%
(1M HKD HIBOR + 0.35%) Monthly,
1/17/24 (HKD) 656 4 — 4
Total Cayman Islands — 298
China 0.0%
Morgan Stanley, Receive Underlying
Reference: Jinke Smart Services Group,
Class H Monthly, Pay Variable 0.705% (1M
HKD HIBOR + 0.55%) Monthly, 1/17/24
(HKD) 3,148 114 — 114
Morgan Stanley, Receive Underlying
Reference: TravelSky Technology, Class
H Monthly, Pay Variable 0.705% (1M HKD
HIBOR + 0.55%) Monthly, 1/17/24 (HKD) 4,735 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: Zhejiang Runtu, Class A
Monthly, Pay Variable 3.775% (1M CNH
HIBOR + 1.15%) Monthly, 1/17/24 3,369 (47) — (47)
Total China — 63
Cyprus (0.0)%
Morgan Stanley, Receive Underlying
Reference: TCS Group Holding Monthly,
Pay Variable 0.450% (SOFR + 0.40%)
Monthly, 1/18/24 102 2 — 2
UBS Investment Bank, Receive Underlying
Reference: TCS Group Holding Monthly,
Pay Variable 0.398% (1M USD LIBOR +
0.35%) Monthly, 1/18/24 635 (48) — (48)
Total Cyprus — (46)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Denmark (0.0)%
Bank of America, Receive Underlying
Reference: Coloplast, Class B Monthly,
Pay Variable 0.043% (1M DKK CIBOR +
0.40%) Monthly, 1/17/24 1,665 (3) — (3)
Citibank, Pay Underlying Reference: AP
Moller - Maersk, Class B Monthly, Receive
Variable (0.707)% (1M DKK CIBOR +
(0.35)%) Monthly, 1/17/24 1,678 (4) — (4)
Citibank, Pay Underlying Reference: Tryg
Monthly, Receive Variable (0.707)% (1M
DKK CIBOR + (0.35)%) Monthly, 1/17/24 2,359 15 — 15
Goldman Sachs, Pay Underlying
Reference: AP Moller - Maersk, Class B
Monthly, Receive Variable (0.707)% (1M
DKK CIBOR + (0.35)%) Monthly, 1/17/24 963 (5) — (5)
Morgan Stanley, Pay Underlying
Reference: GN Store Nord Monthly,
Receive Variable (0.707)% (1M DKK
CIBOR + (0.35)%) Monthly, 1/17/24 2,391 (15) — (15)
Morgan Stanley, Pay Underlying
Reference: Vestas Wind Systems Monthly,
Receive Variable (0.707)% (1M DKK
CIBOR + (0.35)%) Monthly, 1/17/24 852 4 — 4
Morgan Stanley, Receive Underlying
Reference: Genmab Monthly, Pay Variable
(0.007)% (1M DKK CIBOR + 0.35%)
Monthly, 1/17/24 4,499 (18) — (18)
UBS Investment Bank, Pay Underlying
Reference: DSV Monthly, Receive Variable
(0.757)% (1M DKK CIBOR + (0.40)%)
Monthly, 1/17/24 5,341 25 — 25
UBS Investment Bank, Pay Underlying
Reference: Vestas Wind Systems Monthly,
Receive Variable (0.757)% (1M DKK
CIBOR + (0.40)%) Monthly, 1/17/24 1,606 4 — 4
UBS Investment Bank, Receive Underlying
Reference: Royal Unibrew Monthly, Pay
Variable 0.043% (1M DKK CIBOR + 0.40%)
Monthly, 1/17/24 2,928 (14) — (14)
Total Denmark — (11)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Finland 0.0%
Citibank, Pay Underlying Reference:
Nordea Bank Monthly, Receive Variable
(0.414)% (1M SEK STIBOR + (0.35)%)
Monthly, 1/17/24 (SEK) 4,221 11 — 11
Morgan Stanley, Receive Underlying
Reference: Stora Enso, R Shares Monthly,
Pay Variable (0.226)% (1M EURIBOR +
0.35%) Monthly, 1/17/24 266 21 — 21
Total Finland — 32
France 0.0%
Bank of America, Receive Underlying
Reference: Legrand Monthly, Pay Variable
(0.226)% (1M EURIBOR + 0.35%) Monthly,
1/17/24 415 (27) — (27)
Bank of America, Receive Underlying
Reference: Thales Monthly, Pay Variable
(0.226)% (1M EURIBOR + 0.35%) Monthly,
1/17/24 254 (6) — (6)
Citibank, Pay Underlying Reference:
Air Liquide Monthly, Receive Variable
(0.920)% (1M EURIBOR + (0.35)%)
Monthly, 1/17/24 286 9 — 9
Citibank, Pay Underlying Reference:
Hermes International Monthly, Receive
Variable (0.920)% (1M EURIBOR +
(0.35)%) Monthly, 1/17/24 315 14 — 14
Citibank, Receive Underlying Reference:
TotalEnergies Monthly, Pay Variable
(0.177)% (1M EURIBOR + 0.40%) Monthly,
1/17/24 353 29 — 29
Citibank, Receive Underlying Reference:
TotalEnergies Monthly, Pay Variable
(0.170)% (EUR ESTR + 0.40%) Monthly,
1/17/24 284 (7) — (7)
Goldman Sachs, Receive Underlying
Reference: Capgemini Monthly, Pay
Variable (0.176)% (1M EURIBOR + 0.40%)
Monthly, 1/17/24 544 (12) — (12)
JPMorgan Chase, Receive Underlying
Reference: Edenred Monthly, Pay Variable
(0.226)% (1M EURIBOR + 0.35%) Monthly,
1/17/24 280 (25) — (25)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Cie de Saint-Gobain Monthly,
Receive Variable (0.920)% (1M EURIBOR
+ (0.35)%) Monthly, 1/17/24 277 28 — 28
UBS Investment Bank, Receive Underlying
Reference: Kering Monthly, Pay Variable
(0.227)% (1M EURIBOR + 0.35%) Monthly,
1/17/24 273 (17) — (17)
UBS Investment Bank, Receive Underlying
Reference: Sanofi Monthly, Pay Variable
(0.227)% (1M EURIBOR + 0.35%) Monthly,
1/17/24 641 32 — 32
Total France — 18
Germany 0.0%
Bank of America, Pay Underlying
Reference: Brenntag Monthly, Receive
Variable (0.920)% (1M EURIBOR +
(0.35)%) Monthly, 1/17/24 588 19 — 19
Citibank, Pay Underlying Reference:
Allianz Monthly, Receive Variable (0.920)%
(1M EURIBOR + (0.35)%) Monthly,
1/17/24 1,263 (26) — (26)
Citibank, Pay Underlying Reference: E.ON
Monthly, Receive Variable (0.920)% (1M
EURIBOR + (0.35)%) Monthly, 1/17/24 307 (12) — (12)
Citibank, Pay Underlying Reference:
HelloFresh Monthly, Receive Variable
(0.920)% (1M EURIBOR + (0.35)%)
Monthly, 1/17/24 375 (14) — (14)
Citibank, Receive Underlying Reference:
KION Group Monthly, Pay Variable
(0.177)% (1M EURIBOR + 0.40%) Monthly,
1/17/24 280 (39) — (39)
Goldman Sachs, Receive Underlying
Reference: Bayer Monthly, Pay Variable
(0.173)% (EUR ESTR + 0.40%) Monthly,
1/17/24 286 15 — 15
Goldman Sachs, Receive Underlying
Reference: Deutsche Boerse Monthly, Pay
Variable (0.173)% (EUR ESTR + 0.40%)
Monthly, 1/17/24 648 (22) — (22)
Goldman Sachs, Receive Underlying
Reference: Deutsche Boerse Monthly, Pay
Variable (0.170)% (EUR ESTR + 0.40%)
Monthly, 1/17/24 201 3 — 3

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive
Underlying Reference: Muenchener
Rueckversicherungs-Gesellschaft AG in
Muenchen Monthly, Pay Variable (0.226)%
(1M EURIBOR + 0.35%) Monthly, 1/17/24 538 14 — 14
Morgan Stanley, Pay Underlying
Reference: Hannover Rueck Monthly,
Receive Variable (0.920)% (1M EURIBOR
+ (0.35)%) Monthly, 1/17/24 89 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Vonovia Monthly, Pay Variable
(0.226)% (1M EURIBOR + 0.35%) Monthly,
1/17/24 722 47 — 47
UBS Investment Bank, Pay Underlying
Reference: Hannover Rueck Monthly,
Receive Variable (0.970)% (1M EURIBOR
+ (0.40)%) Monthly, 1/17/24 847 (21) — (21)
UBS Investment Bank, Receive Underlying
Reference: Zalando Monthly, Pay Variable
(0.227)% (1M EURIBOR + 0.35%) Monthly,
1/17/24 550 53 — 53
Total Germany — 15
Hong Kong (0.0)%
Morgan Stanley, Receive Underlying
Reference: AIA Group Monthly, Pay
Variable 0.705% (1M HKD HIBOR +
0.55%) Monthly, 1/17/24 3,259 (8) — (8)
Morgan Stanley, Receive Underlying
Reference: HKT Trust & HKT Monthly,
Pay Variable 0.705% (1M HKD HIBOR +
0.55%) Monthly, 1/17/24 8,491 2 — 2
Total Hong Kong — (6)
Ireland (0.0)%
Citibank, Pay Underlying Reference:
Aon, Class A Monthly, Receive Variable
(0.260)% (1M USD LIBOR + (0.30)%)
Monthly, 1/18/24 347 7 — 7
JPMorgan Chase, Receive Underlying
Reference: Cairn Homes Monthly, Pay
Variable 0.546% (1M GBP LIBOR + 0.35%)
Monthly, 1/17/24 (GBP) 260 (15) — (15)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Flutter Entertainment Monthly,
Receive Variable (0.920)% (1M EURIBOR
+ (0.35)%) Monthly, 1/17/24 313 (10) — (10)
Morgan Stanley, Pay Underlying
Reference: Seagate Technology Holdings
Monthly, Receive Variable (0.160)% (SOFR
+ (0.20)%) Monthly, 1/18/24 197 (7) — (7)
Morgan Stanley, Receive Underlying
Reference: Linde Monthly, Pay Variable
0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 969 (8) — (8)
UBS Investment Bank, Receive Underlying
Reference: Cairn Homes Monthly, Pay
Variable 0.546% (1M GBP LIBOR + 0.35%)
Monthly, 1/17/24 (GBP) 178 16 — 16
Total Ireland — (17)
Italy (0.0)%
Bank of America, Receive Underlying
Reference: Banca Mediolanum Monthly,
Pay Variable (0.226)% (1M EURIBOR +
0.35%) Monthly, 1/17/24 812 (30) — (30)
Citibank, Receive Underlying Reference:
Atlantia Monthly, Pay Variable (0.177)%
(1M EURIBOR + 0.40%) Monthly, 1/17/24 289 (2) — (2)
Goldman Sachs, Pay Underlying
Reference: Snam Monthly, Receive
Variable (0.840)% (1M EURIBOR +
(0.27)%) Monthly, 1/17/24 1,212 28 — 28
Morgan Stanley, Pay Underlying
Reference: Intesa Sanpaolo Monthly,
Receive Variable (0.920)% (1M EURIBOR
+ (0.35)%) Monthly, 1/17/24 296 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: PRADA Monthly, Pay Variable
0.705% (1M HKD HIBOR + 0.55%)
Monthly, 1/17/24 (HKD) 4,622 (9) — (9)
UBS Investment Bank, Receive Underlying
Reference: Atlantia Monthly, Pay Variable
(0.227)% (1M EURIBOR + 0.35%) Monthly,
1/17/24 152 (1) — (1)
Total Italy — (20)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Japan 0.1%
Citibank, Receive Underlying Reference:
Asics Monthly, Pay Variable 0.358% (1M
JPY LIBOR + 0.38%) Monthly, 1/17/24 45,947 (39) — (39)
Citibank, Receive Underlying Reference:
Fast Retailing Monthly, Pay Variable
0.358% (1M JPY LIBOR + 0.38%) Monthly,
1/17/24 30,335 27 — 27
Citibank, Receive Underlying Reference:
Fast Retailing Monthly, Pay Variable
0.359% (JPY TONA + 0.38%) Monthly,
1/17/24 46,606 3 — 3
Citibank, Receive Underlying Reference:
Mitsui Fudosan Monthly, Pay Variable
0.358% (1M JPY LIBOR + 0.38%) Monthly,
1/17/24 27,435 15 — 15
Citibank, Receive Underlying Reference:
Pigeon Monthly, Pay Variable 0.358% (1M
JPY LIBOR + 0.38%) Monthly, 1/17/24 30,901 (16) — (16)
Citibank, Receive Underlying Reference:
Pigeon Monthly, Pay Variable 0.359% (JPY
TONA + 0.38%) Monthly, 1/17/24 16,250 (3) — (3)
Citibank, Receive Underlying Reference:
Pigeon Monthly, Pay Variable 0.360% (JPY
TONA + 0.38%) Monthly, 1/17/24 5,206 (1) — (1)
Citibank, Receive Underlying Reference:
Sega Sammy Holdings Monthly, Pay
Variable 0.358% (1M JPY LIBOR + 0.38%)
Monthly, 1/17/24 67,087 25 — 25
Morgan Stanley, Pay Underlying
Reference: Denso Monthly, Receive
Variable (0.440)% (1M JPY LIBOR +
(0.42)%) Monthly, 1/17/24 185,288 208 — 208
Morgan Stanley, Pay Underlying
Reference: GMO Payment Gateway
Monthly, Receive Variable (0.440)% (1M
JPY LIBOR + (0.42)%) Monthly, 1/17/24 28,782 28 — 28
Morgan Stanley, Pay Underlying
Reference: Kubota Monthly, Receive
Variable (0.440)% (1M JPY LIBOR +
(0.42)%) Monthly, 1/17/24 13,446 4 — 4
Morgan Stanley, Pay Underlying
Reference: Kyocera Monthly, Receive
Variable (0.440)% (1M JPY LIBOR +
(0.42)%) Monthly, 1/17/24 33,097 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Lasertec Monthly, Receive
Variable (0.440)% (1M JPY LIBOR +
(0.42)%) Monthly, 1/17/24 39,299 58 — 58
Morgan Stanley, Pay Underlying
Reference: Nidec Monthly, Receive
Variable (0.440)% (1M JPY LIBOR +
(0.42)%) Monthly, 1/17/24 69,540 104 — 104
Morgan Stanley, Pay Underlying
Reference: Sumitomo Metal Mining
Monthly, Receive Variable (0.440)% (1M
JPY LIBOR + (0.42)%) Monthly, 1/17/24 139,288 (44) — (44)
Morgan Stanley, Receive Underlying
Reference: Astellas Pharma Monthly, Pay
Variable 0.509% (1M JPY LIBOR + 0.53%)
Monthly, 1/17/24 50,899 (18) — (18)
Morgan Stanley, Receive Underlying
Reference: CyberAgent Monthly, Pay
Variable 0.509% (1M JPY LIBOR + 0.53%)
Monthly, 1/17/24 48,835 (117) — (117)
Morgan Stanley, Receive Underlying
Reference: NSK Monthly, Pay Variable
0.509% (1M JPY LIBOR + 0.53%) Monthly,
1/17/24 42,665 (13) — (13)
Morgan Stanley, Receive Underlying
Reference: Seven & i Holdings Monthly,
Pay Variable 0.509% (1M JPY LIBOR +
0.53%) Monthly, 1/17/24 60,204 41 — 41
Morgan Stanley, Receive Underlying
Reference: Seven & i Holdings Monthly,
Pay Variable 0.509% (JPY TONA + 0.53%)
Monthly, 1/17/24 28,382 16 — 16
Morgan Stanley, Receive Underlying
Reference: Stanley Electric Monthly, Pay
Variable 0.509% (1M JPY LIBOR + 0.53%)
Monthly, 1/17/24 157,395 (134) — (134)
Morgan Stanley, Receive Underlying
Reference: Sumitomo Electric Industries
Monthly, Pay Variable 0.509% (1M JPY
LIBOR + 0.53%) Monthly, 1/17/24 38,329 (24) — (24)
Morgan Stanley, Receive Underlying
Reference: Suntory Beverage & Food
Monthly, Pay Variable 0.509% (1M JPY
LIBOR + 0.53%) Monthly, 1/17/24 39,146 12 — 12

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Pay Underlying
Reference: FANUC Monthly, Receive
Variable (0.420)% (1M JPY LIBOR +
(0.40)%) Monthly, 1/17/24 123,876 100 — 100
UBS Investment Bank, Pay Underlying
Reference: FANUC Monthly, Receive
Variable (0.420)% (JPY TONA + (0.40)%)
Monthly, 1/17/24 13,606 2 — 2
UBS Investment Bank, Pay Underlying
Reference: Hitachi Monthly, Receive
Variable (0.420)% (1M JPY LIBOR +
(0.40)%) Monthly, 1/17/24 71,765 71 — 71
UBS Investment Bank, Pay Underlying
Reference: Kubota Monthly, Receive
Variable (0.420)% (1M JPY LIBOR +
(0.40)%) Monthly, 1/17/24 52,381 28 — 28
UBS Investment Bank, Pay Underlying
Reference: Nitori Holdings Monthly,
Receive Variable (0.420)% (1M JPY LIBOR
+ (0.40)%) Monthly, 1/17/24 36,666 19 — 19
UBS Investment Bank, Pay Underlying
Reference: Ono Pharmaceutical Monthly,
Receive Variable (0.420)% (1M JPY LIBOR
+ (0.40)%) Monthly, 1/17/24 38,887 (4) — (4)
UBS Investment Bank, Pay Underlying
Reference: Pola Orbis Holdings Monthly,
Receive Variable (0.420)% (1M JPY LIBOR
+ (0.40)%) Monthly, 1/17/24 28,736 22 — 22
UBS Investment Bank, Pay Underlying
Reference: SMC Monthly, Receive Variable
(0.420)% (1M JPY LIBOR + (0.40)%)
Monthly, 1/17/24 98,254 138 — 138
UBS Investment Bank, Receive Underlying
Reference: Daiichi Sankyo Monthly, Pay
Variable 0.328% (1M JPY LIBOR + 0.35%)
Monthly, 1/17/24 135,650 (65) — (65)
UBS Investment Bank, Receive Underlying
Reference: Hoshizaki Monthly, Pay
Variable 0.328% (1M JPY LIBOR + 0.35%)
Monthly, 1/17/24 143,590 (29) — (29)
UBS Investment Bank, Receive Underlying
Reference: Mitsui Fudosan Monthly, Pay
Variable 0.328% (1M JPY LIBOR + 0.35%)
Monthly, 1/17/24 52,566 28 — 28

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Receive Underlying
Reference: NET One Systems Monthly,
Pay Variable 0.328% (1M JPY LIBOR +
0.35%) Monthly, 1/17/24 28,489 (19) — (19)
UBS Investment Bank, Receive Underlying
Reference: Nippon Sanso Holdings
Monthly, Pay Variable 0.328% (1M JPY
LIBOR + 0.35%) Monthly, 1/17/24 39,862 (38) — (38)
UBS Investment Bank, Receive Underlying
Reference: Nippon Steel Monthly, Pay
Variable 0.329% (JPY TONA + 0.35%)
Monthly, 1/17/24 36,992 (5) — (5)
UBS Investment Bank, Receive Underlying
Reference: ORIX Monthly, Pay Variable
0.328% (1M JPY LIBOR + 0.35%) Monthly,
1/17/24 43,338 (14) — (14)
UBS Investment Bank, Receive Underlying
Reference: Panasonic Monthly, Pay
Variable 0.328% (1M JPY LIBOR + 0.35%)
Monthly, 1/17/24 107,213 (45) — (45)
UBS Investment Bank, Receive Underlying
Reference: Taiheiyo Cement Monthly, Pay
Variable 0.328% (1M JPY LIBOR + 0.35%)
Monthly, 1/17/24 46,400 (8) — (8)
UBS Investment Bank, Receive Underlying
Reference: Terumo Monthly, Pay Variable
0.328% (1M JPY LIBOR + 0.35%) Monthly,
1/17/24 34,334 (20) — (20)
UBS Investment Bank, Receive Underlying
Reference: Tokyo Tatemono Monthly, Pay
Variable 0.328% (1M JPY LIBOR + 0.35%)
Monthly, 1/17/24 56,369 — — —
Total Japan — 293
Jersey 0.0%
Citibank, Pay Underlying Reference:
Experian Monthly, Receive Variable
(0.114)% (GBP SONIA + (0.31)%) Monthly,
1/17/24 336 (10) — (10)
Citibank, Pay Underlying Reference:
Glencore Monthly, Receive Variable
(0.114)% (1M GBP LIBOR + (0.31)%)
Monthly, 1/17/24 116 3 — 3

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
WisdomTree Copper Monthly, Receive
Variable (0.681)% (1M USD LIBOR +
(0.721)%) Monthly, 1/18/24 256 3 — 3
Morgan Stanley, Pay Underlying
Reference: Glencore Monthly, Receive
Variable (0.114)% (1M GBP LIBOR +
(0.31)%) Monthly, 1/17/24 253 25 — 25
Morgan Stanley, Receive Underlying
Reference: Atotech Monthly, Pay Variable
0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 305 (12) — (12)
Total Jersey — 9
Luxembourg 0.0%
Morgan Stanley, Pay Underlying
Reference: ArcelorMittal Monthly, Receive
Variable (0.640)% (1M USD LIBOR +
(0.68)%) Monthly, 1/18/24 493 78 — 78
Morgan Stanley, Pay Underlying
Reference: Ternium Monthly, Receive
Variable (0.160)% (SOFR + (0.20)%)
Monthly, 1/18/24 239 10 — 10
Morgan Stanley, Receive Underlying
Reference: Samsonite International
Monthly, Pay Variable 0.705% (1M HKD
HIBOR + 0.55%) Monthly, 1/17/24 (HKD) 4,849 (42) — (42)
UBS Investment Bank, Receive Underlying
Reference: Samsonite International
Monthly, Pay Variable 0.485% (1M HKD
HIBOR + 0.35%) Monthly, 1/17/24 (HKD) 195 2 — 2
Total Luxembourg — 48
Mexico (0.0)%
Morgan Stanley, Pay Underlying
Reference: Alpek Monthly, Receive
Variable 5.223% (MXIBTIIE + (0.50)%)
Monthly, 1/17/24 3,444 (17) — (17)
Morgan Stanley, Pay Underlying
Reference: Axtel Monthly, Receive Variable
5.223% (MXIBTIIE + (0.50)%) Monthly,
1/17/24 533 4 — 4

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Alfa, Class A Monthly, Pay
Variable 6.273% (MXIBTIIE + 0.55%)
Monthly, 1/17/24 6,336 11 — 11
Total Mexico — (2)
Netherlands 0.0%
Citibank, Pay Underlying Reference: IMCD
Monthly, Receive Variable (0.870)% (1M
EURIBOR + (0.30)%) Monthly, 1/17/24 499 32 — 32
Goldman Sachs, Receive Underlying
Reference: EXOR Monthly, Pay Variable
(0.176)% (1M EURIBOR + 0.40%) Monthly,
1/17/24 306 (15) — (15)
Goldman Sachs, Receive Underlying
Reference: Prosus Monthly, Pay Variable
(0.176)% (1M EURIBOR + 0.40%) Monthly,
1/17/24 285 (3) — (3)
JPMorgan Chase, Receive Underlying
Reference: ING Groep Monthly, Pay
Variable (0.226)% (1M EURIBOR + 0.35%)
Monthly, 1/17/24 206 (6) — (6)
Morgan Stanley, Pay Underlying
Reference: LyondellBasell Industries,
Class A Monthly, Receive Variable
(0.160)% (1M USD LIBOR + (0.20)%)
Monthly, 1/18/24 928 39 — 39
Morgan Stanley, Pay Underlying
Reference: LyondellBasell Industries,
Class A Monthly, Receive Variable
(0.160)% (SOFR + (0.20)%) Monthly,
1/18/24 151 6 — 6
Morgan Stanley, Receive Underlying
Reference: Airbus Monthly, Pay Variable
(0.226)% (1M EURIBOR + 0.35%) Monthly,
1/17/24 267 (10) — (10)
Morgan Stanley, Receive Underlying
Reference: ING Groep Monthly, Pay
Variable (0.226)% (1M EURIBOR + 0.35%)
Monthly, 1/17/24 948 (30) — (30)
Morgan Stanley, Receive Underlying
Reference: Universal Music Group
Monthly, Pay Variable (0.226)% (1M
EURIBOR + 0.35%) Monthly, 1/17/24 290 (13) — (13)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Yandex, Class A Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 198 (3) — (3)
UBS Investment Bank, Pay Underlying
Reference: Koninklijke Ahold Delhaize
Monthly, Receive Variable (0.970)% (1M
EURIBOR + (0.40)%) Monthly, 1/17/24 766 50 — 50
UBS Investment Bank, Receive Underlying
Reference: Airbus Monthly, Pay Variable
(0.227)% (1M EURIBOR + 0.35%) Monthly,
1/17/24 390 (21) — (21)
Total Netherlands — 26
New Zealand 0.0%
UBS Investment Bank, Pay Underlying
Reference: Fisher & Paykel Healthcare
Monthly, Receive Variable 0.230% (1M
NDBB + (0.45)%) Monthly, 1/17/24 483 25 — 25
Total New Zealand — 25
Norway (0.0)%
Bank of America, Receive Underlying
Reference: Bakkafrost Monthly, Pay
Variable 1.270% (1M NOK NIBOR +
0.35%) Monthly, 1/17/24 420 2 — 2
Citibank, Pay Underlying Reference: Yara
International Monthly, Receive Variable
0.440% (1M NOK NIBOR + (0.35)%)
Monthly, 1/17/24 4,117 (4) — (4)
JPMorgan Chase, Receive Underlying
Reference: Equinor Monthly, Pay Variable
1.320% (1M NOK NIBOR + 0.40%)
Monthly, 1/17/24 14,111 (68) — (68)
Morgan Stanley, Receive Underlying
Reference: Bakkafrost Monthly, Pay
Variable 1.140% (1M NOK NIBOR +
0.35%) Monthly, 1/17/24 414 2 — 2
Morgan Stanley, Receive Underlying
Reference: Bakkafrost Monthly, Pay
Variable 1.150% (1M NOK NIBOR +
0.35%) Monthly, 1/17/24 825 3 — 3
Morgan Stanley, Receive Underlying
Reference: Bakkafrost Monthly, Pay
Variable 1.180% (1M NOK NIBOR +
0.35%) Monthly, 1/17/24 399 3 — 3

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Bakkafrost Monthly, Pay
Variable 1.270% (1M NOK NIBOR +
0.35%) Monthly, 1/17/24 2,616 16 — 16
Morgan Stanley, Receive Underlying
Reference: Mowi Monthly, Pay Variable
1.150% (1M NOK NIBOR + 0.35%)
Monthly, 1/17/24 835 3 — 3
Morgan Stanley, Receive Underlying
Reference: Mowi Monthly, Pay Variable
1.180% (1M NOK NIBOR + 0.35%)
Monthly, 1/17/24 412 2 — 2
Morgan Stanley, Receive Underlying
Reference: Mowi Monthly, Pay Variable
1.270% (1M NOK NIBOR + 0.35%)
Monthly, 1/17/24 3,411 17 — 17
Morgan Stanley, Receive Underlying
Reference: Salmar Monthly, Pay Variable
1.150% (1M NOK NIBOR + 0.35%)
Monthly, 1/17/24 841 — — —
Morgan Stanley, Receive Underlying
Reference: Salmar Monthly, Pay Variable
1.150% (1M NOK NIBOR + 0.35%)
Monthly, 1/17/24 406 2 — 2
Morgan Stanley, Receive Underlying
Reference: Salmar Monthly, Pay Variable
1.180% (1M NOK NIBOR + 0.35%)
Monthly, 1/17/24 406 1 — 1
Morgan Stanley, Receive Underlying
Reference: Salmar Monthly, Pay Variable
1.270% (1M NOK NIBOR + 0.35%)
Monthly, 1/17/24 2,592 1 — 1
Total Norway — (20)
Portugal (0.0)%
Goldman Sachs, Receive Underlying
Reference: Galp Energia Monthly, Pay
Variable (0.170)% (EUR ESTR + 0.40%)
Monthly, 1/17/24 759 (23) — (23)
Total Portugal — (23)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Russian Federation 0.0%
Morgan Stanley, Receive Underlying
Reference: Sberbank of Russia Monthly,
Pay Variable 0.450% (SOFR + 0.40%)
Monthly, 1/18/24 103 5 — 5
Total Russian Federation — 5
Spain (0.0)%
Citibank, Pay Underlying Reference: Red
Electrica Corp Monthly, Receive Variable
(0.920)% (1M EURIBOR + (0.35)%)
Monthly, 1/17/24 286 (1) — (1)
Citibank, Receive Underlying Reference:
Amadeus IT Group Monthly, Pay Variable
(0.177)% (1M EURIBOR + 0.40%) Monthly,
1/17/24 374 (10) — (10)
Goldman Sachs, Receive Underlying
Reference: Industria de Diseno Textil
Monthly, Pay Variable (0.176)% (1M
EURIBOR + 0.40%) Monthly, 1/17/24 1,183 (53) — (53)
Morgan Stanley, Pay Underlying
Reference: Banco Bilbao Vizcaya
Argentaria Monthly, Receive Variable
(0.920)% (1M EURIBOR + (0.35)%)
Monthly, 1/17/24 350 10 — 10
Morgan Stanley, Receive Underlying
Reference: Amadeus IT Group Monthly,
Pay Variable (0.226)% (1M EURIBOR +
0.35%) Monthly, 1/17/24 297 (12) — (12)
Total Spain — (66)
Sweden 0.0%
Citibank, Pay Underlying Reference: EQT
Monthly, Receive Variable (0.414)% (1M
SEK STIBOR + (0.35)%) Monthly, 1/17/24 4,905 84 — 84
Citibank, Receive Underlying Reference:
Assa Abloy, Class B Monthly, Pay Variable
0.286% (1M SEK STIBOR + 0.35%)
Monthly, 1/17/24 2,620 (13) — (13)
Goldman Sachs, Receive Underlying
Reference: Atlas, B Shares Monthly, Pay
Variable 0.280% (1M SEK STIBOR +
0.35%) Monthly, 1/17/24 2,661 (10) — (10)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Boliden Monthly, Pay Variable
0.278% (1M SEK STIBOR + 0.35%)
Monthly, 1/17/24 2,763 (9) — (9)
Goldman Sachs, Receive Underlying
Reference: Boliden Monthly, Pay Variable
0.280% (1M SEK STIBOR + 0.35%)
Monthly, 1/17/24 8,768 (28) — (28)
Morgan Stanley, Pay Underlying
Reference: Investor, A Shares Monthly,
Receive Variable (0.420)% (1M SEK
STIBOR + (0.35)%) Monthly, 1/17/24 7,548 1 — 1
Morgan Stanley, Receive Underlying
Reference: Alfa Laval Monthly, Pay
Variable 0.280% (1M SEK STIBOR +
0.35%) Monthly, 1/17/24 2,430 (9) — (9)
Morgan Stanley, Receive Underlying
Reference: Olink Holding Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 64 15 — 15
Morgan Stanley, Receive Underlying
Reference: Olink Holding Monthly, Pay
Variable 0.447% (SOFR + 0.40%) Monthly,
1/18/24 7 2 — 2
Morgan Stanley, Receive Underlying
Reference: Trelleborg, B Shares Monthly,
Pay Variable 0.280% (1M SEK STIBOR +
0.35%) Monthly, 1/17/24 3,100 (13) — (13)
UBS Investment Bank, Pay Underlying
Reference: SKF, B Shares Monthly,
Receive Variable (0.464)% (1M SEK
STIBOR + (0.40)%) Monthly, 1/17/24 4,488 40 — 40
Total Sweden — 60
Switzerland 0.0%
Bank of America, Pay Underlying
Reference: Givaudan Monthly, Receive
Variable (1.050)% (1M CHF LIBOR +
(0.35)%) Monthly, 1/17/24 355 33 — 33
Bank of America, Receive Underlying
Reference: ABB Monthly, Pay Variable
(0.362)% (1M CHF LIBOR + 0.35%)
Monthly, 1/17/24 288 (16) — (16)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
Geberit Monthly, Receive Variable
(1.050)% (1M CHF LIBOR + (0.35)%)
Monthly, 1/17/24 139 13 — 13
Citibank, Pay Underlying Reference: SGS
Monthly, Receive Variable (1.050)% (1M
CHF LIBOR + (0.35)%) Monthly, 1/17/24 289 31 — 31
Citibank, Pay Underlying Reference:
Straumann Holding Monthly, Receive
Variable (1.050)% (1M CHF LIBOR +
(0.35)%) Monthly, 1/17/24 291 30 — 30
Citibank, Receive Underlying Reference:
Cie Financiere Richemont Monthly, Pay
Variable (0.431)% (1M CHF LIBOR +
0.28%) Monthly, 1/17/24 212 — — —
Citibank, Receive Underlying Reference:
Partners Group Holding Monthly, Pay
Variable (0.431)% (1M CHF LIBOR +
0.28%) Monthly, 1/17/24 354 (14) — (14)
JPMorgan Chase, Receive Underlying
Reference: Montana Aerospace Monthly,
Pay Variable (0.312)% (1M CHF LIBOR +
0.40%) Monthly, 1/17/24 56 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Geberit Monthly, Receive
Variable (1.110)% (1M CHF LIBOR +
(0.41)%) Monthly, 1/17/24 115 4 — 4
Morgan Stanley, Pay Underlying
Reference: Kuehne + Nagel International
Monthly, Receive Variable (1.110)% (1M
CHF LIBOR + (0.41)%) Monthly, 1/17/24 652 12 — 12
Morgan Stanley, Receive Underlying
Reference: Cie Financiere Richemont
Monthly, Pay Variable (0.422)% (1M CHF
LIBOR + 0.29%) Monthly, 1/17/24 219 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Zurich Insurance Group
Monthly, Pay Variable (0.422)% (1M CHF
LIBOR + 0.29%) Monthly, 1/17/24 1,331 7 — 7
UBS Investment Bank, Pay Underlying
Reference: Schindler Holding Monthly,
Receive Variable (1.100)% (1M CHF
LIBOR + (0.40)%) Monthly, 1/17/24 271 1 — 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Receive Underlying
Reference: Montana Aerospace Monthly,
Pay Variable (0.361)% (1M CHF LIBOR +
0.35%) Monthly, 1/17/24 367 5 — 5
Total Switzerland — 103
Taiwan (0.0)%
Morgan Stanley, Receive Underlying
Reference: Taiwan Semiconductor
Manufacturing Monthly, Pay Variable
0.897% (1M USD LIBOR + 0.85%)
Monthly, 1/18/24 192 (9) — (9)
UBS Investment Bank, Receive Underlying
Reference: Taiwan Semiconductor
Manufacturing Monthly, Pay Variable
0.548% (1M USD LIBOR + 0.50%)
Monthly, 1/18/24 2,347 (39) — (39)
Total Taiwan — (48)
United Kingdom (0.0)%
Bank of America, Pay Underlying
Reference: Shell Monthly, Receive Variable
(0.154)% (1M GBP LIBOR + (0.35)%)
Monthly, 1/17/24 635 (6) — (6)
Bank of America, Receive Underlying
Reference: AstraZeneca Monthly, Pay
Variable 0.546% (1M GBP LIBOR + 0.35%)
Monthly, 1/17/24 334 (6) — (6)
Bank of America, Receive Underlying
Reference: Great Portland Estates
Monthly, Pay Variable 0.546% (1M GBP
LIBOR + 0.35%) Monthly, 1/17/24 51 (1) — (1)
Bank of America, Receive Underlying
Reference: Lloyds Banking Group Monthly,
Pay Variable 0.546% (1M GBP LIBOR +
0.35%) Monthly, 1/17/24 584 (48) — (48)
Bank of America, Receive Underlying
Reference: Smiths Group Monthly, Pay
Variable 0.546% (1M GBP LIBOR + 0.35%)
Monthly, 1/17/24 257 (15) — (15)
Bank of America, Receive Underlying
Reference: SSP Group Monthly, Pay
Variable 0.546% (1M GBP LIBOR + 0.35%)
Monthly, 1/17/24 316 (20) — (20)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
Barclays Monthly, Receive Variable
(0.154)% (1M GBP LIBOR + (0.35)%)
Monthly, 1/17/24 281 20 — 20
Citibank, Pay Underlying Reference:
Barclays Monthly, Receive Variable
(0.154)% (GBP SONIA + (0.35)%) Monthly,
1/17/24 422 49 — 49
Citibank, Pay Underlying Reference: BP
Monthly, Receive Variable (0.114)% (1M
GBP LIBOR + (0.31)%) Monthly, 1/17/24 590 (43) — (43)
Citibank, Pay Underlying Reference:
Standard Life Aberdeen Monthly, Receive
Variable (0.154)% (1M GBP LIBOR +
(0.35)%) Monthly, 1/17/24 571 2 — 2
Citibank, Receive Underlying Reference:
Burberry Group Monthly, Pay Variable
0.586% (1M GBP LIBOR + 0.39%)
Monthly, 1/17/24 195 18 — 18
Citibank, Receive Underlying Reference:
Derwent London Monthly, Pay Variable
0.586% (1M GBP LIBOR + 0.39%)
Monthly, 1/17/24 101 (1) — (1)
Citibank, Receive Underlying Reference:
Great Portland Estates Monthly, Pay
Variable 0.586% (1M GBP LIBOR + 0.39%)
Monthly, 1/17/24 353 7 — 7
Citibank, Receive Underlying Reference:
Greggs Monthly, Pay Variable 0.586%
(GBP SONIA + 0.39%) Monthly, 1/17/24 35 3 — 3
Citibank, Receive Underlying Reference:
Greggs Monthly, Pay Variable 0.586%
(GBP SONIA + 0.39%) Monthly, 1/17/24 70 — — —
Citibank, Receive Underlying Reference:
Polypipe Group Monthly, Pay Variable
0.586% (1M GBP LIBOR + 0.39%)
Monthly, 1/17/24 48 (5) — (5)
Citibank, Receive Underlying Reference:
Trainline Monthly, Pay Variable 0.586%
(1M GBP LIBOR + 0.39%) Monthly,
1/17/24 11 (3) (1) (2)
Goldman Sachs, Pay Underlying
Reference: Hargreaves Lansdown Monthly,
Receive Variable (0.154)% (1M GBP
LIBOR + (0.35)%) Monthly, 1/17/24 447 7 — 7

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Fresnillo Monthly, Pay Variable
0.576% (1M GBP LIBOR + 0.38%)
Monthly, 1/17/24 349 (103) — (103)
JPMorgan Chase, Pay Underlying
Reference: Prudential Monthly, Receive
Variable (0.154)% (1M GBP LIBOR +
(0.35)%) Monthly, 1/17/24 1,538 94 — 94
JPMorgan Chase, Receive Underlying
Reference: Auto Trader Group Monthly,
Pay Variable 0.546% (1M GBP LIBOR +
0.35%) Monthly, 1/17/24 241 (8) — (8)
JPMorgan Chase, Receive Underlying
Reference: Greggs Monthly, Pay Variable
0.546% (1M GBP LIBOR + 0.35%)
Monthly, 1/17/24 263 6 — 6
Morgan Stanley, Pay Underlying
Reference: Bunzl Monthly, Receive
Variable (0.114)% (1M GBP LIBOR +
(0.31)%) Monthly, 1/17/24 408 (15) — (15)
Morgan Stanley, Pay Underlying
Reference: Prudential Monthly, Receive
Variable (0.114)% (1M GBP LIBOR +
(0.31)%) Monthly, 1/17/24 350 21 — 21
Morgan Stanley, Pay Underlying
Reference: Standard Life Aberdeen
Monthly, Receive Variable (0.114)% (1M
GBP LIBOR + (0.31)%) Monthly, 1/17/24 319 — — —
Morgan Stanley, Receive Underlying
Reference: Avast Monthly, Pay Variable
0.586% (1M GBP LIBOR + 0.39%)
Monthly, 1/17/24 226 5 — 5
Morgan Stanley, Receive Underlying
Reference: Burberry Group Monthly, Pay
Variable 0.586% (1M GBP LIBOR + 0.39%)
Monthly, 1/17/24 104 9 — 9
Morgan Stanley, Receive Underlying
Reference: Direct Line Insurance Group
Monthly, Pay Variable 0.586% (1M GBP
LIBOR + 0.39%) Monthly, 1/17/24 633 (16) — (16)
Morgan Stanley, Receive Underlying
Reference: InterContinental Hotels Group
Monthly, Pay Variable 0.586% (1M GBP
LIBOR + 0.39%) Monthly, 1/17/24 1,424 (13) — (13)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Polypipe Group Monthly, Pay
Variable 0.586% (1M GBP LIBOR + 0.39%)
Monthly, 1/17/24 297 (23) — (23)
UBS Investment Bank, Pay Underlying
Reference: Rentokil Initial Monthly,
Receive Variable (0.204)% (1M GBP
LIBOR + (0.40)%) Monthly, 1/17/24 316 11 — 11
UBS Investment Bank, Pay Underlying
Reference: Rentokil Initial Monthly,
Receive Variable (0.204)% (GBP SONIA +
(0.40)%) Monthly, 1/17/24 128 4 — 4
UBS Investment Bank, Pay Underlying
Reference: Whitbread Monthly, Receive
Variable (0.204)% (1M GBP LIBOR +
(0.40)%) Monthly, 1/17/24 589 35 — 35
UBS Investment Bank, Pay Underlying
Reference: Whitbread Monthly, Receive
Variable (0.204)% (GBP SONIA + (0.40)%)
Monthly, 1/17/24 424 (10) — (10)
UBS Investment Bank, Receive Underlying
Reference: Burberry Group Monthly, Pay
Variable 0.546% (1M GBP LIBOR + 0.35%)
Monthly, 1/17/24 413 39 — 39
UBS Investment Bank, Receive Underlying
Reference: Derwent London Monthly, Pay
Variable 0.546% (1M GBP LIBOR + 0.35%)
Monthly, 1/17/24 475 (4) — (4)
UBS Investment Bank, Receive Underlying
Reference: Meggitt Monthly, Pay Variable
0.546% (1M GBP LIBOR + 0.35%)
Monthly, 1/17/24 550 (4) — (4)
UBS Investment Bank, Receive Underlying
Reference: Trainline Monthly, Pay Variable
0.546% (1M GBP LIBOR + 0.35%)
Monthly, 1/17/24 280 (59) — (59)
Total United Kingdom (1) (72)
United States 0.2%
Bank of America, Pay Underlying
Reference: UDR Monthly, Receive Variable
(0.260)% (1M USD LIBOR + (0.30)%)
Monthly, 1/18/24 340 9 — 9

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Receive Underlying
Reference: United Parcel Service, Class
B Monthly, Pay Variable 0.347% (1M USD
LIBOR + 0.30%) Monthly, 1/18/24 347 (6) — (6)
Citibank, Pay Underlying Reference:
Eastman Chemical Monthly, Receive
Variable (0.260)% (1M USD LIBOR +
(0.30)%) Monthly, 1/18/24 768 5 — 5
Citibank, Pay Underlying Reference:
Hormel Foods Monthly, Receive Variable
(0.260)% (1M USD LIBOR + (0.30)%)
Monthly, 1/18/24 447 21 — 21
Citibank, Receive Underlying Reference:
American International Group Monthly, Pay
Variable 0.468% (1M USD LIBOR + 0.42%)
Monthly, 1/18/24 406 (24) — (24)
Citibank, Receive Underlying Reference:
Cedar Fair Monthly, Pay Variable 0.468%
(1M USD LIBOR + 0.42%) Monthly,
1/18/24 406 20 — 20
Citibank, Receive Underlying Reference:
NextEra Energy Monthly, Pay Variable
0.468% (1M USD LIBOR + 0.42%)
Monthly, 1/18/24 531 (39) — (39)
Citibank, Receive Underlying Reference:
Paycor HCM Monthly, Pay Variable 0.460%
(SOFR + 0.42%) Monthly, 1/18/24 97 1 — 1
Citibank, Receive Underlying Reference:
Paycor HCM Monthly, Pay Variable 0.468%
(1M USD LIBOR + 0.42%) Monthly,
1/18/24 324 4 — 4
Citibank, Receive Underlying Reference:
Starbucks Monthly, Pay Variable 0.468%
(1M USD LIBOR + 0.42%) Monthly,
1/18/24 452 (33) — (33)
Citibank, Receive Underlying Reference:
Ulta Beauty Monthly, Pay Variable 0.468%
(1M USD LIBOR + 0.42%) Monthly,
1/18/24 357 (16) — (16)
Citibank, Receive Underlying Reference:
Visa, A Shares Monthly, Pay Variable
0.468% (1M USD LIBOR + 0.42%)
Monthly, 1/18/24 283 19 — 19

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: Applied Materials Quarterly,
Receive Variable 0.194% (3M USD LIBOR
+ (0.005)%) Quaterly, 3/14/22 * 851 55 (1) 56
Goldman Sachs, Pay Underlying
Reference: AT&T Monthly, Receive
Variable (0.260)% (1M USD LIBOR +
(0.30)%) Monthly, 1/18/24 361 24 — 24
Goldman Sachs, Pay Underlying
Reference: Duke Realty Monthly, Receive
Variable (0.260)% (1M USD LIBOR +
(0.30)%) Monthly, 1/18/24 372 8 — 8
Goldman Sachs, Pay Underlying
Reference: Equifax Monthly, Receive
Variable (0.260)% (SOFR + (0.30)%)
Monthly, 1/18/24 580 2 — 2
Goldman Sachs, Pay Underlying
Reference: Exxon Mobil Monthly, Receive
Variable (0.260)% (1M USD LIBOR +
(0.30)%) Monthly, 1/18/24 80 (3) — (3)
Goldman Sachs, Pay Underlying
Reference: Freeport-McMoRan Monthly,
Receive Variable (0.260)% (1M USD
LIBOR + (0.30)%) Monthly, 1/18/24 831 133 — 133
Goldman Sachs, Pay Underlying
Reference: Morgan Stanley Monthly,
Receive Variable (0.260)% (1M USD
LIBOR + (0.30)%) Monthly, 1/18/24 319 (29) — (29)
Goldman Sachs, Pay Underlying
Reference: Morgan Stanley Monthly,
Receive Variable (0.260)% (SOFR +
(0.30)%) Monthly, 1/18/24 987 (37) — (37)
Goldman Sachs, Pay Underlying
Reference: Morgan Stanley Monthly,
Receive Variable (0.150)% (SOFR +
(0.19)%) Monthly, 1/18/24 175 (3) — (3)
Goldman Sachs, Pay Underlying
Reference: NVIDIA Quarterly, Receive
Variable 0.194% (3M USD LIBOR +
(0.005)%) Quaterly, 3/14/22 968 67 (6) 73
Goldman Sachs, Pay Underlying
Reference: Teucrium Corn Fund Monthly,
Receive Variable (7.926)% (1M USD
LIBOR + (7.966)%) Monthly, 1/18/24 751 (27) — (27)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: Teucrium Soybean Fund
Monthly, Receive Variable (5.017)% (1M
USD LIBOR + (5.057)%) Monthly, 1/18/24 619 (50) — (50)
Goldman Sachs, Pay Underlying
Reference: Weyerhaeuser Monthly,
Receive Variable (0.260)% (1M USD
LIBOR + (0.30)%) Monthly, 1/18/24 731 (21) — (21)
Goldman Sachs, Receive Underlying
Reference: Carney Technology
Acquisition, Class A Monthly, Pay Variable
0.457% (1M USD LIBOR + 0.41%)
Monthly, 1/18/24 163 — — —
Goldman Sachs, Receive Underlying
Reference: Cedar Fair Monthly, Pay
Variable 0.457% (1M USD LIBOR + 0.41%)
Monthly, 1/18/24 151 13 — 13
Goldman Sachs, Receive Underlying
Reference: Cummins Monthly, Pay
Variable 0.457% (1M USD LIBOR + 0.41%)
Monthly, 1/18/24 801 (52) — (52)
Goldman Sachs, Receive Underlying
Reference: FirstCash Holdings Monthly,
Pay Variable 0.457% (1M USD LIBOR +
0.41%) Monthly, 1/18/24 532 (25) — (25)
Goldman Sachs, Receive Underlying
Reference: International Paper Monthly,
Pay Variable 0.557% (1M USD LIBOR +
0.51%) Monthly, 1/18/24 273 (6) — (6)
Goldman Sachs, Receive Underlying
Reference: Microsoft Monthly, Pay
Variable 0.457% (1M USD LIBOR + 0.41%)
Monthly, 1/18/24 914 25 — 25
Goldman Sachs, Receive Underlying
Reference: Monster Beverage Monthly,
Pay Variable 0.457% (1M USD LIBOR +
0.41%) Monthly, 1/18/24 334 — — —
Goldman Sachs, Receive Underlying
Reference: Otis Worldwide Monthly, Pay
Variable 0.557% (1M USD LIBOR + 0.51%)
Monthly, 1/18/24 306 6 — 6
Goldman Sachs, Receive Underlying
Reference: Xometry, Class A Monthly, Pay
Variable 0.457% (1M USD LIBOR + 0.41%)
Monthly, 1/18/24 102 3 — 3

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Pay Underlying
Reference: Hershey Monthly, Receive
Variable (0.210)% (1M USD LIBOR +
(0.25)%) Monthly, 1/18/24 355 2 — 2
JPMorgan Chase, Pay Underlying
Reference: Intel Monthly, Receive Variable
(0.210)% (1M USD LIBOR + (0.25)%)
Monthly, 1/18/24 636 69 — 69
JPMorgan Chase, Pay Underlying
Reference: iShares iBoxx High Yield
Corporate Bond ETF Quarterly, Receive
Variable 0.050% (3M USD LIBOR + 0%)
Quaterly, 6/21/22 2,200 35 1 34
JPMorgan Chase, Pay Underlying
Reference: Lowe's Monthly, Receive
Variable (0.210)% (1M USD LIBOR +
(0.25)%) Monthly, 1/18/24 438 2 — 2
JPMorgan Chase, Pay Underlying
Reference: Mozart Borrower Quarterly,
Receive Variable (0.602)% (3M USD
LIBOR + (0.65)%) Quaterly, 6/21/22 704 (2) (11) 9
JPMorgan Chase, Pay Underlying
Reference: S&P Global Monthly, Receive
Variable (0.210)% (SOFR + (0.25)%)
Monthly, 1/18/24 933 20 — 20
JPMorgan Chase, Pay Underlying
Reference: Verizon Monthly, Receive
Variable (0.210)% (1M USD LIBOR +
(0.25)%) Monthly, 1/18/24 555 2 — 2
JPMorgan Chase, Receive Underlying
Reference: Carvana Monthly, Pay Variable
0.397% (1M USD LIBOR + 0.35%)
Monthly, 1/18/24 212 — — —
JPMorgan Chase, Receive Underlying
Reference: Wells Fargo Monthly, Pay
Variable 0.397% (1M USD LIBOR + 0.35%)
Monthly, 1/18/24 2,076 (106) — (106)
Morgan Stanley, Pay Underlying
Reference: 3D Systems Monthly, Receive
Variable (0.160)% (1M USD LIBOR +
(0.20)%) Monthly, 1/18/24 104 6 — 6
Morgan Stanley, Pay Underlying
Reference: ABIOMED Monthly, Receive
Variable (0.160)% (1M USD LIBOR +
(0.20)%) Monthly, 1/18/24 277 (3) — (3)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Adobe Monthly, Receive
Variable (0.160)% (1M USD LIBOR +
(0.20)%) Monthly, 1/18/24 426 (17) — (17)
Morgan Stanley, Pay Underlying
Reference: Alcoa Monthly, Receive
Variable (0.160)% (1M USD LIBOR +
(0.20)%) Monthly, 1/18/24 486 27 — 27
Morgan Stanley, Pay Underlying
Reference: AMETEK Monthly, Receive
Variable (0.160)% (1M USD LIBOR +
(0.20)%) Monthly, 1/18/24 450 9 — 9
Morgan Stanley, Pay Underlying
Reference: Analog Devices Monthly,
Receive Variable (0.160)% (1M USD
LIBOR + (0.20)%) Monthly, 1/18/24 1,422 22 — 22
Morgan Stanley, Pay Underlying
Reference: Applied Materials Monthly,
Receive Variable (0.260)% (SOFR +
(0.30)%) Monthly, 1/18/24 * 377 (24) — (24)
Morgan Stanley, Pay Underlying
Reference: Applied Materials Monthly,
Receive Variable (0.160)% (1M USD
LIBOR + (0.20)%) Monthly, 1/18/24 1,668 155 — 155
Morgan Stanley, Pay Underlying
Reference: Archer-Daniels-Midland
Monthly, Receive Variable (0.160)% (1M
USD LIBOR + (0.20)%) Monthly, 1/18/24 542 (28) — (28)
Morgan Stanley, Pay Underlying
Reference: AT&T Monthly, Receive
Variable (0.160)% (1M USD LIBOR +
(0.20)%) Monthly, 1/18/24 183 12 — 12
Morgan Stanley, Pay Underlying
Reference: Autodesk Inc Monthly, Receive
Variable (0.160)% (1M USD LIBOR +
(0.20)%) Monthly, 1/18/24 286 3 — 3
Morgan Stanley, Pay Underlying
Reference: Bank of America Monthly,
Receive Variable (0.160)% (SOFR +
(0.20)%) Monthly, 1/18/24 316 1 — 1
Morgan Stanley, Pay Underlying
Reference: Berkshire Hathaway, Class B
Monthly, Receive Variable (0.160)% (1M
USD LIBOR + (0.20)%) Monthly, 1/18/24 598 14 — 14

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Blackstone Mortgage Trust,
Class A Monthly, Receive Variable
(0.160)% (1M USD LIBOR + (0.20)%)
Monthly, 1/18/24 606 7 — 7
Morgan Stanley, Pay Underlying
Reference: Blackstone Mortgage Trust,
Class A Monthly, Receive Variable
(0.160)% (SOFR + (0.20)%) Monthly,
1/18/24 237 (13) — (13)
Morgan Stanley, Pay Underlying
Reference: Bristol-Myers Squibb Monthly,
Receive Variable (0.160)% (1M USD
LIBOR + (0.20)%) Monthly, 1/18/24 1,390 — — —
Morgan Stanley, Pay Underlying
Reference: Caterpillar Monthly, Receive
Variable (0.160)% (1M USD LIBOR +
(0.20)%) Monthly, 1/18/24 1,275 157 — 157
Morgan Stanley, Pay Underlying
Reference: Celanese Monthly, Receive
Variable (0.160)% (1M USD LIBOR +
(0.20)%) Monthly, 1/18/24 721 63 — 63
Morgan Stanley, Pay Underlying
Reference: Cleveland-Cliffs Monthly,
Receive Variable (0.160)% (1M USD
LIBOR + (0.20)%) Monthly, 1/18/24 408 68 — 68
Morgan Stanley, Pay Underlying
Reference: Clorox Monthly, Receive
Variable (0.160)% (1M USD LIBOR +
(0.20)%) Monthly, 1/18/24 489 36 — 36
Morgan Stanley, Pay Underlying
Reference: Colgate-Palmolive Monthly,
Receive Variable (0.160)% (1M USD
LIBOR + (0.20)%) Monthly, 1/18/24 455 4 — 4
Morgan Stanley, Pay Underlying
Reference: Consumer Staples Select
Sector SPDR Fund Monthly, Receive
Variable (0.590)% (1M USD LIBOR +
(0.63)%) Monthly, 1/18/24 311 — — —
Morgan Stanley, Pay Underlying
Reference: Consumer Staples Select
Sector SPDR Fund Monthly, Receive
Variable (0.590)% (SOFR + (0.63)%)
Monthly, 1/18/24 281 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Covenant Logistics Group
Monthly, Receive Variable (0.160)% (SOFR
+ (0.20)%) Monthly, 1/18/24 335 21 — 21
Morgan Stanley, Pay Underlying
Reference: Crown Castle International
Monthly, Receive Variable (0.260)% (SOFR
+ (0.30)%) Monthly, 1/18/24 922 (15) — (15)
Morgan Stanley, Pay Underlying
Reference: Crown Castle International
Monthly, Receive Variable (0.160)% (1M
USD LIBOR + (0.20)%) Monthly, 1/18/24 301 2 — 2
Morgan Stanley, Pay Underlying
Reference: Crown Castle International
Monthly, Receive Variable (0.160)% (SOFR
+ (0.20)%) Monthly, 1/18/24 352 (7) — (7)
Morgan Stanley, Pay Underlying
Reference: Deere Monthly, Receive
Variable (0.160)% (1M USD LIBOR +
(0.20)%) Monthly, 1/18/24 1,512 30 — 30
Morgan Stanley, Pay Underlying
Reference: Discover Financial Services
Monthly, Receive Variable (0.160)% (1M
USD LIBOR + (0.20)%) Monthly, 1/18/24 765 49 — 49
Morgan Stanley, Pay Underlying
Reference: Dow Monthly, Receive Variable
(0.160)% (1M USD LIBOR + (0.20)%)
Monthly, 1/18/24 1,540 12 — 12
Morgan Stanley, Pay Underlying
Reference: Dow Monthly, Receive Variable
(0.160)% (SOFR + (0.20)%) Monthly,
1/18/24 151 1 — 1
Morgan Stanley, Pay Underlying
Reference: DuPont de Nemours Monthly,
Receive Variable (0.160)% (1M USD
LIBOR + (0.20)%) Monthly, 1/18/24 1,289 110 — 110
Morgan Stanley, Pay Underlying
Reference: Eastman Chemical Monthly,
Receive Variable (0.160)% (1M USD
LIBOR + (0.20)%) Monthly, 1/18/24 370 25 — 25
Morgan Stanley, Pay Underlying
Reference: Edwards Lifesciences Monthly,
Receive Variable (0.160)% (1M USD
LIBOR + (0.20)%) Monthly, 1/18/24 391 22 — 22

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Expeditors International of
Washington Monthly, Receive Variable
(0.160)% (1M USD LIBOR + (0.20)%)
Monthly, 1/18/24 518 25 — 25
Morgan Stanley, Pay Underlying
Reference: Exxon Mobil Monthly, Receive
Variable (0.160)% (1M USD LIBOR +
(0.20)%) Monthly, 1/18/24 2,208 (87) — (87)
Morgan Stanley, Pay Underlying
Reference: Financial Select Sector SPDR
Fund Monthly, Receive Variable (0.160)%
(1M USD LIBOR + (0.20)%) Monthly,
1/18/24 303 6 — 6
Morgan Stanley, Pay Underlying
Reference: Financial Select Sector SPDR
Fund Monthly, Receive Variable (0.160)%
(SOFR + (0.20)%) Monthly, 1/18/24 275 6 — 6
Morgan Stanley, Pay Underlying
Reference: First Republic Bank Monthly,
Receive Variable (0.160)% (1M USD
LIBOR + (0.20)%) Monthly, 1/18/24 341 12 — 12
Morgan Stanley, Pay Underlying
Reference: Foot Locker Monthly, Receive
Variable (0.160)% (SOFR + (0.20)%)
Monthly, 1/18/24 193 5 — 5
Morgan Stanley, Pay Underlying
Reference: Foot Locker Monthly, Receive
Variable (0.160)% (SOFR + (0.20)%)
Monthly, 1/18/24 93 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Fortune Brands Home &
Security Monthly, Receive Variable
(0.160)% (1M USD LIBOR + (0.20)%)
Monthly, 1/18/24 317 14 — 14
Morgan Stanley, Pay Underlying
Reference: Freeport-McMoRan Monthly,
Receive Variable (0.160)% (1M USD
LIBOR + (0.20)%) Monthly, 1/18/24 518 83 — 83
Morgan Stanley, Pay Underlying
Reference: IDEX Monthly, Receive Variable
(0.160)% (1M USD LIBOR + (0.20)%)
Monthly, 1/18/24 779 8 — 8

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: IDEXX Laboratories Monthly,
Receive Variable (0.160)% (1M USD
LIBOR + (0.20)%) Monthly, 1/18/24 868 18 — 18
Morgan Stanley, Pay Underlying
Reference: Incyte Monthly, Receive
Variable (0.260)% (1M USD LIBOR +
(0.30)%) Monthly, 1/18/24 38 — — —
Morgan Stanley, Pay Underlying
Reference: Incyte Monthly, Receive
Variable (0.160)% (1M USD LIBOR +
(0.20)%) Monthly, 1/18/24 378 3 — 3
Morgan Stanley, Pay Underlying
Reference: Intel Monthly, Receive Variable
(0.160)% (1M USD LIBOR + (0.20)%)
Monthly, 1/18/24 1,188 129 — 129
Morgan Stanley, Pay Underlying
Reference: iShares Russell 2000 Growth
ETF Monthly, Receive Variable (2.140)%
(SOFR + (2.18)%) Monthly, 1/18/24 3,571 95 — 95
Morgan Stanley, Pay Underlying
Reference: Jack Henry & Associates
Monthly, Receive Variable (0.160)% (1M
USD LIBOR + (0.20)%) Monthly, 1/18/24 1,373 (20) — (20)
Morgan Stanley, Pay Underlying
Reference: Johnson & Johnson Monthly,
Receive Variable (0.160)% (1M USD
LIBOR + (0.20)%) Monthly, 1/18/24 1,541 (48) — (48)
Morgan Stanley, Pay Underlying
Reference: JPMorgan Chase Monthly,
Receive Variable (0.220)% (1M USD
LIBOR + (0.20)%) Monthly, 1/18/24 1,548 27 — 27
Morgan Stanley, Pay Underlying
Reference: Kroger Monthly, Receive
Variable (0.160)% (1M USD LIBOR +
(0.20)%) Monthly, 1/18/24 585 60 — 60
Morgan Stanley, Pay Underlying
Reference: Lam Research Monthly,
Receive Variable (0.160)% (1M USD
LIBOR + (0.20)%) Monthly, 1/18/24 1,107 145 — 145
Morgan Stanley, Pay Underlying
Reference: Lumen Technologies Monthly,
Receive Variable (0.160)% (1M USD
LIBOR + (0.20)%) Monthly, 1/18/24 286 (5) — (5)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Match Group Monthly, Receive
Variable (0.160)% (1M USD LIBOR +
(0.20)%) Monthly, 1/18/24 424 12 — 12
Morgan Stanley, Pay Underlying
Reference: Merck Monthly, Receive
Variable (0.160)% (1M USD LIBOR +
(0.20)%) Monthly, 1/18/24 780 1 — 1
Morgan Stanley, Pay Underlying
Reference: Mettler-Toledo International
Monthly, Receive Variable (0.160)% (1M
USD LIBOR + (0.20)%) Monthly, 1/18/24 577 4 — 4
Morgan Stanley, Pay Underlying
Reference: Microchip Technology Monthly,
Receive Variable (0.160)% (1M USD
LIBOR + (0.20)%) Monthly, 1/18/24 1,152 27 — 27
Morgan Stanley, Pay Underlying
Reference: Microsoft Monthly, Receive
Variable (0.160)% (SOFR + (0.20)%)
Monthly, 1/18/24 474 (24) — (24)
Morgan Stanley, Pay Underlying
Reference: Mid-America Apartment
Monthly, Receive Variable (0.160)% (1M
USD LIBOR + (0.20)%) Monthly, 1/18/24 359 13 — 13
Morgan Stanley, Pay Underlying
Reference: MKS Instruments Monthly,
Receive Variable (0.160)% (1M USD
LIBOR + (0.20)%) Monthly, 1/18/24 114 11 — 11
Morgan Stanley, Pay Underlying
Reference: MSCI Monthly, Receive
Variable (0.160)% (1M USD LIBOR +
(0.20)%) Monthly, 1/18/24 1,011 (38) — (38)
Morgan Stanley, Pay Underlying
Reference: MSCI Monthly, Receive
Variable (0.160)% (SOFR + (0.20)%)
Monthly, 1/18/24 166 (6) — (6)
Morgan Stanley, Pay Underlying
Reference: NortonLifeLock Monthly,
Receive Variable (0.160)% (1M USD
LIBOR + (0.20)%) Monthly, 1/18/24 30 1 — 1
Morgan Stanley, Pay Underlying
Reference: Nuance Communications
Monthly, Receive Variable (0.160)% (1M
USD LIBOR + (0.20)%) Monthly, 1/18/24 100 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Old Dominion Freight Line
Monthly, Receive Variable (0.160)% (1M
USD LIBOR + (0.20)%) Monthly, 1/18/24 588 22 — 22
Morgan Stanley, Pay Underlying
Reference: Paycom Software Monthly,
Receive Variable (0.160)% (1M USD
LIBOR + (0.20)%) Monthly, 1/18/24 269 (11) — (11)
Morgan Stanley, Pay Underlying
Reference: PayPal Holdings Monthly,
Receive Variable (0.160)% (SOFR +
(0.20)%) Monthly, 1/18/24 331 (21) — (21)
Morgan Stanley, Pay Underlying
Reference: Phillips 66 Monthly, Receive
Variable (0.160)% (1M USD LIBOR +
(0.20)%) Monthly, 1/18/24 821 36 — 36
Morgan Stanley, Pay Underlying
Reference: Phillips 66 Monthly, Receive
Variable (0.160)% (SOFR + (0.20)%)
Monthly, 1/18/24 1,607 29 — 29
Morgan Stanley, Pay Underlying
Reference: Pool Monthly, Receive Variable
(0.160)% (1M USD LIBOR + (0.20)%)
Monthly, 1/18/24 380 14 — 14
Morgan Stanley, Pay Underlying
Reference: Procter & Gamble Monthly,
Receive Variable (0.160)% (1M USD
LIBOR + (0.20)%) Monthly, 1/18/24 377 (9) — (9)
Morgan Stanley, Pay Underlying
Reference: Prudential Financial Monthly,
Receive Variable (0.160)% (1M USD
LIBOR + (0.20)%) Monthly, 1/18/24 335 12 — 12
Morgan Stanley, Pay Underlying
Reference: PTC Monthly, Receive Variable
(0.160)% (1M USD LIBOR + (0.20)%)
Monthly, 1/18/24 1,240 (2) — (2)
Morgan Stanley, Pay Underlying
Reference: Raytheon Technologies
Monthly, Receive Variable (0.160)% (1M
USD LIBOR + (0.20)%) Monthly, 1/18/24 332 2 — 2
Morgan Stanley, Pay Underlying
Reference: Ryder System Monthly,
Receive Variable (0.160)% (1M USD
LIBOR + (0.20)%) Monthly, 1/18/24 364 20 — 20

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Ryder System Monthly,
Receive Variable (0.160)% (SOFR +
(0.20)%) Monthly, 1/18/24 140 8 — 8
Morgan Stanley, Pay Underlying
Reference: S&P Global Monthly, Receive
Variable (0.160)% (1M USD LIBOR +
(0.20)%) Monthly, 1/18/24 1,049 22 — 22
Morgan Stanley, Pay Underlying
Reference: Schneider National, Class B
Monthly, Receive Variable (0.160)% (SOFR
+ (0.20)%) Monthly, 1/18/24 490 27 — 27
Morgan Stanley, Pay Underlying
Reference: Snap-on Monthly, Receive
Variable (0.160)% (1M USD LIBOR +
(0.20)%) Monthly, 1/18/24 691 20 — 20
Morgan Stanley, Pay Underlying
Reference: SPDR S&P Insurance ETF
Monthly, Receive Variable (3.040)% (1M
USD LIBOR + (3.08)%) Monthly, 1/18/24 305 5 — 5
Morgan Stanley, Pay Underlying
Reference: SPDR S&P Insurance ETF
Monthly, Receive Variable (3.040)% (SOFR
+ (3.08)%) Monthly, 1/18/24 285 5 — 5
Morgan Stanley, Pay Underlying
Reference: Synchrony Financial Monthly,
Receive Variable (0.160)% (1M USD
LIBOR + (0.20)%) Monthly, 1/18/24 789 78 — 78
Morgan Stanley, Pay Underlying
Reference: Target Monthly, Receive
Variable (0.160)% (1M USD LIBOR +
(0.20)%) Monthly, 1/18/24 603 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Teradyne Monthly, Receive
Variable (0.160)% (1M USD LIBOR +
(0.20)%) Monthly, 1/18/24 728 178 — 178
Morgan Stanley, Pay Underlying
Reference: Tesla Monthly, Receive
Variable (0.160)% (1M USD LIBOR +
(0.20)%) Monthly, 1/18/24 724 66 — 66
Morgan Stanley, Pay Underlying
Reference: Teucrium Corn Fund Monthly,
Receive Variable (1.990)% (1M USD
LIBOR + (2.03)%) Monthly, 1/18/24 109 (4) — (4)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Teucrium Soybean Fund
Monthly, Receive Variable (4.240)% (1M
USD LIBOR + (4.28)%) Monthly, 1/18/24 208 (17) — (17)
Morgan Stanley, Pay Underlying
Reference: Truist Financial Monthly,
Receive Variable (0.160)% (1M USD
LIBOR + (0.20)%) Monthly, 1/18/24 918 59 — 59
Morgan Stanley, Pay Underlying
Reference: United States Natural Gas
Fund Monthly, Receive Variable (3.340)%
(1M USD LIBOR + (3.38)%) Monthly,
1/18/24 186 (35) — (35)
Morgan Stanley, Pay Underlying
Reference: United States Natural Gas
Fund Monthly, Receive Variable (3.340)%
(SOFR + (3.38)%) Monthly, 1/18/24 152 (30) — (30)
Morgan Stanley, Pay Underlying
Reference: United States Natural Gas
Fund Monthly, Receive Variable (2.940)%
(1M USD LIBOR + (2.98)%) Monthly,
1/18/24 198 (37) — (37)
Morgan Stanley, Pay Underlying
Reference: United States Natural Gas
Fund Monthly, Receive Variable (0.160)%
(SOFR + (0.20)%) Monthly, 1/18/24 94 (28) — (28)
Morgan Stanley, Pay Underlying
Reference: United States Steel Monthly,
Receive Variable (0.160)% (1M USD
LIBOR + (0.20)%) Monthly, 1/18/24 470 64 — 64
Morgan Stanley, Pay Underlying
Reference: Valero Energy Monthly,
Receive Variable (0.160)% (1M USD
LIBOR + (0.20)%) Monthly, 1/18/24 426 13 — 13
Morgan Stanley, Pay Underlying
Reference: Verizon Monthly, Receive
Variable (0.160)% (1M USD LIBOR +
(0.20)%) Monthly, 1/18/24 334 1 — 1
Morgan Stanley, Pay Underlying
Reference: VF Monthly, Receive Variable
(0.160)% (SOFR + (0.20)%) Monthly,
1/18/24 664 11 — 11
Morgan Stanley, Pay Underlying
Reference: Werner Enterprises Monthly,
Receive Variable (0.160)% (SOFR +
(0.20)%) Monthly, 1/18/24 482 23 — 23

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: 7GC Monthly, Pay Variable
0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 2 — — —
Morgan Stanley, Receive Underlying
Reference: 7GC, Class A Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 71 — — —
Morgan Stanley, Receive Underlying
Reference: Acadia Realty Trust Monthly,
Pay Variable 0.447% (1M USD LIBOR +
0.40%) Monthly, 1/18/24 484 (45) — (45)
Morgan Stanley, Receive Underlying
Reference: Activision Blizzard Monthly,
Pay Variable 0.447% (SOFR + 0.40%)
Monthly, 1/18/24 683 (28) — (28)
Morgan Stanley, Receive Underlying
Reference: Air Products and Chemicals
Monthly, Pay Variable 0.447% (1M USD
LIBOR + 0.40%) Monthly, 1/18/24 1,682 (27) — (27)
Morgan Stanley, Receive Underlying
Reference: Allegiant Travel Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 473 (8) — (8)
Morgan Stanley, Receive Underlying
Reference: Alphabet, Class C Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 801 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: Altaba Monthly, Pay Variable
0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 47 — — —
Morgan Stanley, Receive Underlying
Reference: Amazon.com Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 762 (45) — (45)
Morgan Stanley, Receive Underlying
Reference: Ameren Monthly, Pay Variable
0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 416 5 — 5
Morgan Stanley, Receive Underlying
Reference: Apartment Income REIT
Monthly, Pay Variable 0.447% (1M USD
LIBOR + 0.40%) Monthly, 1/18/24 300 (8) — (8)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Apple Monthly, Pay Variable
0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 1,470 43 — 43
Morgan Stanley, Receive Underlying
Reference: Assurant Monthly, Pay Variable
0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 168 — — —
Morgan Stanley, Receive Underlying
Reference: Atmos Energy Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 391 7 — 7
Morgan Stanley, Receive Underlying
Reference: Becton Dickinson & Company
Monthly, Pay Variable 0.447% (1M USD
LIBOR + 0.40%) Monthly, 1/18/24 330 (8) — (8)
Morgan Stanley, Receive Underlying
Reference: Black Knight Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 549 — — —
Morgan Stanley, Receive Underlying
Reference: Broadcom Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 1,210 17 — 17
Morgan Stanley, Receive Underlying
Reference: Burlington Stores Monthly, Pay
Variable 0.440% (SOFR + 0.40%) Monthly,
1/18/24 819 28 — 28
Morgan Stanley, Receive Underlying
Reference: Burlington Stores Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 209 17 — 17
Morgan Stanley, Receive Underlying
Reference: Cadence Design Systems
Monthly, Pay Variable 0.447% (1M USD
LIBOR + 0.40%) Monthly, 1/18/24 609 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: Camden Property Trust
Monthly, Pay Variable 0.447% (1M USD
LIBOR + 0.40%) Monthly, 1/18/24 516 (14) — (14)
Morgan Stanley, Receive Underlying
Reference: Capital One Financial Monthly,
Pay Variable 0.447% (SOFR + 0.40%)
Monthly, 1/18/24 333 (22) — (22)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Capital One Financial Monthly,
Pay Variable 0.447% (SOFR + 0.40%)
Monthly, 1/18/24 724 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: Carney Technology
Acquisition, Class A Monthly, Pay Variable
0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 127 — — —
Morgan Stanley, Receive Underlying
Reference: Cascade Acquisition, Class A
Monthly, Pay Variable 0.447% (1M USD
LIBOR + 0.40%) Monthly, 1/18/24 65 — — —
Morgan Stanley, Receive Underlying
Reference: Cedar Fair Monthly, Pay
Variable 0.697% (1M USD LIBOR + 0.65%)
Monthly, 1/18/24 87 7 — 7
Morgan Stanley, Receive Underlying
Reference: Charles Schwab Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 624 (30) — (30)
Morgan Stanley, Receive Underlying
Reference: Chipotle Mexican Grill Monthly,
Pay Variable 0.447% (1M USD LIBOR +
0.40%) Monthly, 1/18/24 619 3 — 3
Morgan Stanley, Receive Underlying
Reference: Citigroup Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 2,053 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: Citizens Financial Group
Monthly, Pay Variable 0.447% (1M USD
LIBOR + 0.40%) Monthly, 1/18/24 340 (26) — (26)
Morgan Stanley, Receive Underlying
Reference: Citrix Systems Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 298 3 — 3
Morgan Stanley, Receive Underlying
Reference: CME Group Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 606 16 — 16
Morgan Stanley, Receive Underlying
Reference: Constellation Brands, Class A
Monthly, Pay Variable 0.447% (1M USD
LIBOR + 0.40%) Monthly, 1/18/24 1,162 (27) — (27)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: CyrusOne Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 214 1 — 1
Morgan Stanley, Receive Underlying
Reference: Danaher Monthly, Pay Variable
0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 301 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: Delwinds Insurance
Acquisition, Class A Monthly, Pay Variable
0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 147 — — —
Morgan Stanley, Receive Underlying
Reference: Dollar Tree Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 345 6 — 6
Morgan Stanley, Receive Underlying
Reference: Dominion Energy Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 765 21 — 21
Morgan Stanley, Receive Underlying
Reference: DoorDash, Class A Monthly,
Pay Variable 0.447% (1M USD LIBOR +
0.40%) Monthly, 1/18/24 284 (33) — (33)
Morgan Stanley, Receive Underlying
Reference: DoorDash, Class A Monthly,
Pay Variable 0.447% (SOFR + 0.40%)
Monthly, 1/18/24 202 (11) — (11)
Morgan Stanley, Receive Underlying
Reference: Douglas Emmett Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 470 (47) — (47)
Morgan Stanley, Receive Underlying
Reference: elf Beauty Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 413 21 — 21
Morgan Stanley, Receive Underlying
Reference: Eli Lilly Monthly, Pay Variable
0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 912 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: EOG Resources Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 1,212 66 — 66

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Equitable Holdings Monthly,
Pay Variable 0.447% (1M USD LIBOR +
0.40%) Monthly, 1/18/24 445 (18) — (18)
Morgan Stanley, Receive Underlying
Reference: Equitrans Midstream Monthly,
Pay Variable 0.440% (SOFR + 0.40%)
Monthly, 1/18/24 47 — — —
Morgan Stanley, Receive Underlying
Reference: Equity Distribution Acquisition,
Class A Monthly, Pay Variable 0.447% (1M
USD LIBOR + 0.40%) Monthly, 1/18/24 146 — — —
Morgan Stanley, Receive Underlying
Reference: Equity Residential Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 507 (9) — (9)
Morgan Stanley, Receive Underlying
Reference: Eversource Energy Monthly,
Pay Variable 0.447% (1M USD LIBOR +
0.40%) Monthly, 1/18/24 258 8 — 8
Morgan Stanley, Receive Underlying
Reference: EZCORP, Class A Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 531 (27) — (27)
Morgan Stanley, Receive Underlying
Reference: FleetCor Technologies
Monthly, Pay Variable 0.447% (1M USD
LIBOR + 0.40%) Monthly, 1/18/24 465 — — —
Morgan Stanley, Receive Underlying
Reference: Freshpet Monthly, Pay Variable
0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 442 23 — 23
Morgan Stanley, Receive Underlying
Reference: General Electric Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 2,398 (196) 1 (197)
Morgan Stanley, Receive Underlying
Reference: General Electric Monthly, Pay
Variable 0.448% (SOFR + 0.40%) Monthly,
1/18/24 45 2 — 2
Morgan Stanley, Receive Underlying
Reference: Goldman Sachs Group
Monthly, Pay Variable 0.447% (1M USD
LIBOR + 0.40%) Monthly, 1/18/24 568 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Huntington Bancshares
Monthly, Pay Variable 0.447% (1M USD
LIBOR + 0.40%) Monthly, 1/18/24 1,021 (140) — (140)
Morgan Stanley, Receive Underlying
Reference: Intuitive Surgical Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 940 (36) — (36)
Morgan Stanley, Receive Underlying
Reference: Kimco Realty Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 445 (11) — (11)
Morgan Stanley, Receive Underlying
Reference: KKR Monthly, Pay Variable
0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 535 25 — 25
Morgan Stanley, Receive Underlying
Reference: KLA Monthly, Pay Variable
0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 2,486 (143) — (143)
Morgan Stanley, Receive Underlying
Reference: Kymera Therapeutics Monthly,
Pay Variable 0.447% (1M USD LIBOR +
0.40%) Monthly, 1/18/24 67 4 — 4
Morgan Stanley, Receive Underlying
Reference: Las Vegas Sands Monthly, Pay
Variable 0.447% (SOFR + 0.40%) Monthly,
1/18/24 682 21 — 21
Morgan Stanley, Receive Underlying
Reference: Lionheart Acquisition, Class
A Monthly, Pay Variable 0.447% (1M USD
LIBOR + 0.40%) Monthly, 1/18/24 148 — — —
Morgan Stanley, Receive Underlying
Reference: Martin Marietta Materials
Monthly, Pay Variable 0.447% (1M USD
LIBOR + 0.40%) Monthly, 1/18/24 361 (7) — (7)
Morgan Stanley, Receive Underlying
Reference: Marvell Technology Monthly,
Pay Variable 0.447% (1M USD LIBOR +
0.40%) Monthly, 1/18/24 297 (24) — (24)
Morgan Stanley, Receive Underlying
Reference: McAfee, Class A Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 513 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: MercadoLibre Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 328 9 — 9
Morgan Stanley, Receive Underlying
Reference: Meta Platforms, Class A
Monthly, Pay Variable 0.447% (1M USD
LIBOR + 0.40%) Monthly, 1/18/24 1,871 (29) — (29)
Morgan Stanley, Receive Underlying
Reference: Monte Rosa Therapeutics
Monthly, Pay Variable 0.447% (1M USD
LIBOR + 0.40%) Monthly, 1/18/24 32 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: News, Class A Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 406 1 — 1
Morgan Stanley, Receive Underlying
Reference: NextEra Energy Monthly, Pay
Variable 0.440% (SOFR + 0.40%) Monthly,
1/18/24 144 4 — 4
Morgan Stanley, Receive Underlying
Reference: NVIDIA Monthly, Pay Variable
0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 519 (29) — (29)
Morgan Stanley, Receive Underlying
Reference: NVIDIA Monthly, Pay Variable
0.447% (SOFR + 0.40%) Monthly, 1/18/24 199 4 — 4
Morgan Stanley, Receive Underlying
Reference: Omnichannel Acquisition,
Class A Monthly, Pay Variable 0.447% (1M
USD LIBOR + 0.40%) Monthly, 1/18/24 147 — — —
Morgan Stanley, Receive Underlying
Reference: Oportun Financial Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 563 (28) — (28)
Morgan Stanley, Receive Underlying
Reference: O'Reilly Automotive Monthly,
Pay Variable 0.447% (1M USD LIBOR +
0.40%) Monthly, 1/18/24 349 (7) — (7)
Morgan Stanley, Receive Underlying
Reference: PACCAR Monthly, Pay Variable
0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 806 (25) — (25)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Pershing Square Tontine
Holdings, Class A Monthly, Pay Variable
0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 926 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Phillips 66 Partners Monthly,
Pay Variable 0.690% (SOFR + 0.65%)
Monthly, 1/18/24 1,605 (46) — (46)
Morgan Stanley, Receive Underlying
Reference: Phillips 66 Partners Monthly,
Pay Variable 0.697% (1M USD LIBOR +
0.65%) Monthly, 1/18/24 822 (47) — (47)
Morgan Stanley, Receive Underlying
Reference: Pioneer Natural Resources
Monthly, Pay Variable 0.447% (1M USD
LIBOR + 0.40%) Monthly, 1/18/24 986 13 — 13
Morgan Stanley, Receive Underlying
Reference: PMV, Class A Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 145 — — —
Morgan Stanley, Receive Underlying
Reference: PNC Financial Services Group
Monthly, Pay Variable 0.447% (1M USD
LIBOR + 0.40%) Monthly, 1/18/24 488 (25) — (25)
Morgan Stanley, Receive Underlying
Reference: PropTech Investment, Class
A Monthly, Pay Variable 0.447% (1M USD
LIBOR + 0.40%) Monthly, 1/18/24 94 — — —
Morgan Stanley, Receive Underlying
Reference: QUALCOMM Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 859 (15) — (15)
Morgan Stanley, Receive Underlying
Reference: RAPT Therapeutics Monthly,
Pay Variable 0.447% (1M USD LIBOR +
0.40%) Monthly, 1/18/24 53 (7) — (7)
Morgan Stanley, Receive Underlying
Reference: ResMed Monthly, Pay Variable
0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 397 (20) — (20)
Morgan Stanley, Receive Underlying
Reference: Rivian Automotive, Class A
Monthly, Pay Variable 0.447% (1M USD
LIBOR + 0.40%) Monthly, 1/18/24 285 (29) — (29)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Ross Stores Monthly, Pay
Variable 0.440% (SOFR + 0.40%) Monthly,
1/18/24 411 11 — 11
Morgan Stanley, Receive Underlying
Reference: Ross Stores Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 263 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: Ross Stores Monthly, Pay
Variable 0.450% (SOFR + 0.40%) Monthly,
1/18/24 348 4 — 4
Morgan Stanley, Receive Underlying
Reference: SBA Monthly, Pay Variable
0.440% (SOFR + 0.40%) Monthly, 1/18/24 340 10 — 10
Morgan Stanley, Receive Underlying
Reference: Scholar Rock Holding Monthly,
Pay Variable 0.447% (1M USD LIBOR +
0.40%) Monthly, 1/18/24 110 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: Sealed Air Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 367 8 — 8
Morgan Stanley, Receive Underlying
Reference: Sempra Energy Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 424 8 — 8
Morgan Stanley, Receive Underlying
Reference: Senior Connect Acquisition,
Class A Monthly, Pay Variable 0.447% (1M
USD LIBOR + 0.40%) Monthly, 1/18/24 145 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: SI-BONE Monthly, Pay Variable
0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 142 (12) — (12)
Morgan Stanley, Receive Underlying
Reference: Southwest Airlines Monthly,
Pay Variable 0.447% (1M USD LIBOR +
0.40%) Monthly, 1/18/24 1,133 (17) — (17)
Morgan Stanley, Receive Underlying
Reference: State Street Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 1,149 (74) — (74)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Stryker Monthly, Pay Variable
0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 687 (33) — (33)
Morgan Stanley, Receive Underlying
Reference: Sun Country Airlines Holdings
Monthly, Pay Variable 0.447% (1M USD
LIBOR + 0.40%) Monthly, 1/18/24 393 6 — 6
Morgan Stanley, Receive Underlying
Reference: Synopsys Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 855 (8) — (8)
Morgan Stanley, Receive Underlying
Reference: Ventas Monthly, Pay Variable
0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 339 5 — 5
Morgan Stanley, Receive Underlying
Reference: VeriSign Monthly, Pay Variable
0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 720 (10) — (10)
Morgan Stanley, Receive Underlying
Reference: Verisk Analytics Monthly, Pay
Variable 0.447% (SOFR + 0.40%) Monthly,
1/18/24 333 (5) — (5)
Morgan Stanley, Receive Underlying
Reference: Vulcan Materials Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 625 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Walt Disney Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 1,057 (65) — (65)
Morgan Stanley, Receive Underlying
Reference: WEC Energy Group Monthly,
Pay Variable 0.447% (1M USD LIBOR +
0.40%) Monthly, 1/18/24 350 5 — 5
Morgan Stanley, Receive Underlying
Reference: Wells Fargo Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 361 (19) — (19)
Morgan Stanley, Receive Underlying
Reference: Welltower Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 924 (6) — (6)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Workday, Class A Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 270 8 — 8
Morgan Stanley, Receive Underlying
Reference: Wynn Resorts Monthly, Pay
Variable 0.448% (SOFR + 0.40%) Monthly,
1/18/24 592 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: Xcel Energy Monthly, Pay
Variable 0.447% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 658 12 — 12
Morgan Stanley, Receive Underlying
Reference: Xilinx Monthly, Pay Variable
0.440% (SOFR + 0.40%) Monthly, 1/18/24 631 64 — 64
Morgan Stanley, Receive Underlying
Reference: Zynga, Class A Monthly, Pay
Variable 0.447% (SOFR + 0.40%) Monthly,
1/18/24 253 2 — 2
UBS Investment Bank, Receive Underlying
Reference: Terminix Global Holdings
Monthly, Pay Variable 0.398% (1M USD
LIBOR + 0.35%) Monthly, 1/18/24 499 (3) — (3)
UBS Investment Bank, Receive Underlying
Reference: Terminix Global Holdings
Monthly, Pay Variable 0.398% (SOFR +
0.35%) Monthly, 1/18/24 196 (1) — (1)
Total United States (16) 746
Virgin Islands (British) (0.0)%
Morgan Stanley, Receive Underlying
Reference: Eucrates Biomedical
Acquisition Monthly, Pay Variable 0.447%
(1M USD LIBOR + 0.40%) Monthly,
1/18/24 39 — — —
Total Virgin Islands (British) — —
Total Bilateral Total Return Swaps (17) 1,294
Interest Rate Swaps 0.0%
Brazil 0.0%
Morgan Stanley, 3 Year Interest Rate
Swap, Receive Fixed 10.79% Quarterly,
Pay Variable 0.70%, (BRL CDI) Quarterly,
1/2/25 22,800 (23) — (23)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, 3 Year Interest Rate
Swap, Receive Fixed 11.75% Quarterly,
Pay Variable 1.70%, (BRL CDI) Quarterly,
1/2/25 22,125 67 — 67
Total Brazil — 44
Total Bilateral Interest Rate Swaps — 44
Total Bilateral Swaps (148) 1,814
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.3)%
Foreign/Europe (0.1)%
Protection Bought (Relevant Credit: Markit
iTraxx Crossover-S36, 5 Year Index), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/26 2,410 (271) (304) 33
Total Foreign/Europe 33
Luxembourg (0.0)%
Protection Bought (Relevant Credit:
Glencore Finance Europe), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/26 230 (47) (50) 3
Total Luxembourg 3
South Africa 0.0%
Protection Bought (Relevant Credit:
Republic of South Africa), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/26 (USD) 540 20 25 (5)
Total South Africa (5)
United States (0.2)%
Protection Bought (Relevant Credit:
Bausch Health Cos), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/26 1,570 55 (77) 132
Protection Bought (Relevant Credit:
Bausch Health Cos), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/26 * 110 6 (3) 9

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit: CHS/
Community Health Systems), Pay 5.00%
Quarterly, Receive upon credit default,
6/20/26 500 18 17 1
Protection Bought (Relevant Credit: CHS/
Community Health Systems), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/26 95 5 6 (1)
Protection Bought (Relevant Credit: iStar),
Pay 5.00% Quarterly, Receive upon credit
default, 6/20/26 675 (53) (84) 31
Protection Bought (Relevant Credit: Markit
CDX.EM-S36, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/26 6,325 311 319 (8)
Protection Bought (Relevant Credit: Markit
CDX.NA.HY-S37, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/26 10,740 (806) (842) 36
Protection Bought (Relevant Credit: Markit
CDX.NA.IG-S37, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/26 16,380 (327) (365) 38
Protection Bought (Relevant Credit:
Prudential Financial), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/26 220 (4) (5) 1
Protection Bought (Relevant Credit:
Quest Diagnostics), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/26 220 (6) (6) —
Protection Bought (Relevant Credit:
Raytheon Technologies), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/26 220 (7) (7) —
Protection Bought (Relevant Credit: Xerox),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/26 55 5 5 —
Total United States 239
Total Centrally Cleared Credit Default Swaps,
Protection Bought 270

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Credit Default Swaps, Protection Sold 0.0%
Colombia (0.0)%
Protection Sold (Relevant Credit: Republic
of Colombia, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/26
(USD) 780 (31) (11) (20)
Total Colombia (20)
South Africa 0.0%
Protection Sold (Relevant Credit: Anglo
American Capital, Baa2*), Receive
5.00% Quarterly, Pay upon credit default,
12/20/26 (EUR) 650 139 148 (9)
Total South Africa (9)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (29)
Interest Rate Swaps 0.2%
Australia 0.0%
5 Year Interest Rate Swap, Pay Fixed
1.774% Semi-Annually, Receive Variable
0.228% (6M BBSW) Semi-Annually, 1/6/27 7,070 30 1 29
5 Year Interest Rate Swap, Pay Fixed
1.842% Semi-Annually, Receive Variable
0.240% (6M BBSW) Semi-Annually,
1/18/27 7,360 17 — 17
10 Year Interest Rate Swap, Pay Fixed
2.215% Semi-Annually, Receive Variable
0.235% (6M BBSW) Semi-Annually,
1/20/32 5,445 (12) 1 (13)
10 Year Interest Rate Swap, Pay Fixed
2.278% Semi-Annually, Receive Variable
0.262% (6M BBSW) Semi-Annually,
1/28/32 3,700 (22) — (22)
Total Australia 11
Canada 0.0%
5 Year Interest Rate Swap, Pay Fixed
2.098% Semi-Annually, Receive Variable
0.753% (3M CAD CDOR) Semi-Annually,
1/25/27 6,625 7 — 7

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Pay Fixed
2.127% Semi-Annually, Receive Variable
0.563% (3M CAD CDOR) Semi-Annually,
1/18/27 6,600 (3) — (3)
30 Year Interest Rate Swap, Pay Fixed
2.115% Semi-Annually, Receive Variable
0.480% (3M CAD CDOR) Semi-Annually,
8/4/51 920 58 — 58
Total Canada 62
China 0.1%
5 Year Interest Rate Swap, Receive Fixed
2.432% Quarterly, Pay Variable 2.150% (7
Day Interbank Repo) Quarterly, 8/9/26 30,500 44 — 44
5 Year Interest Rate Swap, Receive Fixed
2.625% Quarterly, Pay Variable 2.080% (7
Day Interbank Repo) Quarterly, 12/16/26 31,800 90 — 90
Total China 134
Hong Kong (0.0)%
5 Year Interest Rate Swap, Receive Fixed
0.700% Quarterly, Pay Variable 0.159%
(3M HKD HIBOR) Quarterly, 8/6/26 11,000 (58) — (58)
Total Hong Kong (58)
Mexico (0.0)%
5 Year Interest Rate Swap, Receive Fixed
7.176% 28 Days, Pay Variable 5.722%
(MXIBTIIE) 28 Days, 11/16/26 18,060 (10) — (10)
5 Year Interest Rate Swap, Receive Fixed
7.260% 28 Days, Pay Variable 5.722%
(MXIBTIIE) 28 Days, 11/13/26 6,845 (3) — (3)
5 Year Interest Rate Swap, Receive Fixed
7.295% 28 Days, Pay Variable 5.722%
(MXIBTIIE) 28 Days, 11/12/26 18,260 (4) 1 (5)
5 Year Interest Rate Swap, Receive Fixed
7.345% 28 Days, Pay Variable 5.723%
(MXIBTIIE) 28 Days, 11/11/26 11,135 (2) — (2)
Total Mexico (20)
Poland 0.2%
10 Year Interest Rate Swap, Pay Fixed
1.628% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 8/6/31 15,500 687 — 687
Total Poland 687

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
South Korea (0.1)%
10 Year Interest Rate Swap, Receive Fixed
1.949% Quarterly, Pay Variable 1.280%
(3M KWCDC) Quarterly, 9/17/31 6,340,000 (132) — (132)
Total South Korea (132)
United Kingdom 0.0%
30 Year Interest Rate Swap, Pay Fixed
0.912% Annually, Receive Variable 0.090%
(GBP SONIA) Annually, 9/27/51 1,020 50 — 50
50 Year Interest Rate Swap, Pay Fixed
0.742% Annually, Receive Variable 0.090%
(GBP SONIA) Annually, 9/27/71 105 9 1 8
Total United Kingdom 58
Total Centrally Cleared Interest Rate Swaps 742
Zero-Coupon Inflation Swaps 0.1%
United States 0.1%
5 Year Zero-Coupon Inflation Swap Pay
Fixed 0.029% at Maturity, Receive Variable
(Change in CPI) at Maturity, 12/9/26 887 9 1 8
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.007% at Maturity, Receive Variable
(Change in CPI) at Maturity, 12/14/26 256 2 — 2
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.026% at Maturity, Receive Variable
(Change in CPI) at Maturity, 12/10/26 257 2 — 2
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.176% at Maturity, Receive Variable
(Change in CPI) at Maturity, 11/26/26 500 2 1 1
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.180% at Maturity, Receive Variable
(Change in CPI) at Maturity, 11/26/26 500 1 — 1
5 Year Zero-Coupon Inflation Swap
Receive Fixed 0.029% at Maturity, Pay
Variable (Change in CPI) at Maturity,
12/9/26 5,000 (51) — (51)
5 Year Zero-Coupon Inflation Swap
Receive Fixed 2.815% at Maturity, Pay
Variable (Change in CPI) at Maturity,
1/21/27 4,800 (42) — (42)
5 Year Zero-Coupon Inflation Swap
Receive Fixed 2.864% at Maturity, Pay
Variable (Change in CPI) at Maturity,
12/21/26 4,984 (65) 1 (66)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Zero-Coupon Inflation Swap
Receive Fixed 2.875% at Maturity, Pay
Variable (Change in CPI) at Maturity,
1/11/27 4,900 (37) — (37)
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.525% at Maturity, Receive Variable
(Change in CPI) at Maturity, 9/29/31 680 27 1 26
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.558% at Maturity, Receive Variable
(Change in CPI) at Maturity, 9/29/31 208 7 — 7
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.560% at Maturity, Receive Variable
(Change in CPI) at Maturity, 9/22/31 1,053 38 1 37
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.565% at Maturity, Receive Variable
(Change in CPI) at Maturity, 9/22/31 597 21 — 21
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.588% at Maturity, Receive Variable
(Change in CPI) at Maturity, 10/1/31 153 5 — 5
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.597% at Maturity, Receive Variable
(Change in CPI) at Maturity, 9/30/31 153 4 — 4
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.598% at Maturity, Receive Variable
(Change in CPI) at Maturity, 9/30/31 103 3 — 3
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.605% at Maturity, Receive Variable
(Change in CPI) at Maturity, 9/30/31 171 5 — 5
30 Year Zero-Coupon Inflation Swap Pay
Fixed 2.378% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/7/51 830 58 — 58
Total United States (16)
Total Centrally Cleared Zero-Coupon Inflation Swaps (16)
Total Centrally Cleared Swaps 967
Net payments (receipts) of variation margin to date (1,090)
Variation margin receivable (payable) on centrally cleared swaps $ (123)
* Credit ratings as of January 31, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $(87).

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 2/28/22 USD 1,375 AUD 1,917 $ 19
Bank of America 2/28/22 USD 3,199 CHF 2,943 21
Bank of America 4/8/22 RUB 73,430 USD 916 16
Bank of America 4/8/22 USD 603 INR 45,080 4
Bank of America 4/8/22 USD 936 RUB 73,430 5
Bank of America 4/8/22 USD 915 RUB 73,430 (16)
Bank of America 4/13/22 MXN 11,270 USD 537 2
Barclays Bank 3/18/22 ZAR 4,892 USD 322 (5)
Barclays Bank 4/8/22 USD 115 IDR 1,664,125 —
Barclays Bank 4/8/22 USD 838 TWD 23,033 5
Barclays Bank 4/14/22 USD 323 TRY 4,767 (21)
BNP Paribas 2/1/22 NZD 1,792 USD 1,198 (19)
BNP Paribas 2/18/22 PLN 1,993 USD 502 (14)
BNP Paribas 2/18/22 USD 172 PLN 686 4
BNP Paribas 2/25/22 SEK 9,464 USD 1,053 (38)
BNP Paribas 2/25/22 USD 1,400 EUR 1,234 12
BNP Paribas 2/25/22 USD 561 SEK 4,953 30
BNP Paribas 2/28/22 RUB 1,137,031 USD 14,376 206
BNP Paribas 2/28/22 USD 1,197 NZD 1,792 19
BNP Paribas 2/28/22 USD 10,299 RUB 821,205 (233)
BNP Paribas 3/11/22 USD 297 CLP 252,295 (16)
BNP Paribas 3/11/22 USD 43 THB 1,462 (1)
Canadian Imperial Bank
of Commerce 4/22/22 CAD 910 USD 722 (6)
Citibank 2/1/22 USD 1,238 NZD 1,792 59
Citibank 2/2/22 BRL 2,855 USD 533 4
Citibank 2/2/22 USD 498 BRL 2,855 (39)
Citibank 2/16/22 EGP 8,866 USD 550 12
Citibank 2/25/22 USD 91 EUR 80 2
Citibank 3/11/22 USD 39 THB 1,296 —
Citibank 4/8/22 INR 1,898 USD 25 —
Citibank 4/13/22 USD 771 MXN 15,978 6
Citibank 4/14/22 RSD 6,188 USD 59 —
Citibank 4/21/22 USD 386 ILS 1,225 (2)
Citibank 4/22/22 USD 1,089 JPY 123,942 11
Citibank 4/22/22 USD 798 NZD 1,167 32
Credit Suisse 2/2/22 BRL 2,825 USD 527 4
Credit Suisse 2/2/22 USD 493 BRL 2,825 (39)
Credit Suisse 2/25/22 USD 1,962 TWD 54,200 9
Deutsche Bank 2/18/22 PLN 1,990 USD 489 (2)
Deutsche Bank 2/25/22 EUR 355 USD 402 (3)
Deutsche Bank 2/25/22 USD 722 EUR 634 9

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Deutsche Bank 3/3/22 BRL 1,403 USD 244 $ 18
Deutsche Bank 3/11/22 MYR 33 USD 8 —
Deutsche Bank 3/11/22 THB 19,325 USD 585 (5)
Deutsche Bank 3/11/22 USD 539 PHP 27,316 6
Deutsche Bank 3/18/22 ZAR 3,315 USD 205 9
Deutsche Bank 4/8/22 USD 603 INR 45,080 4
Deutsche Bank 4/8/22 USD 428 TWD 11,747 3
Goldman Sachs 2/2/22 BRL 33,487 USD 6,120 183
Goldman Sachs 2/2/22 USD 6,192 BRL 33,487 (112)
Goldman Sachs 2/25/22 SEK 4,985 USD 546 (12)
Goldman Sachs 2/25/22 USD 4,330 EUR 3,727 140
Goldman Sachs 2/28/22 INR 1,312,667 USD 17,565 (17)
Goldman Sachs 2/28/22 USD 962 CAD 1,232 (7)
Goldman Sachs 2/28/22 USD 969 EUR 854 8
Goldman Sachs 2/28/22 USD 959 NOK 8,709 (20)
Goldman Sachs 2/28/22 USD 957 PHP 48,506 10
Goldman Sachs 2/28/22 USD 1,887 ZAR 28,898 14
Goldman Sachs 2/28/22 ZAR 12,430 USD 799 6
Goldman Sachs 3/3/22 BRL 24,515 USD 4,470 111
Goldman Sachs 3/3/22 USD 923 BRL 5,270 (62)
Goldman Sachs 3/11/22 USD 958 COP 3,863,788 (16)
Goldman Sachs 3/11/22 USD 238 THB 8,024 (3)
Goldman Sachs 4/22/22 USD 1,095 JPY 124,220 14
Goldman Sachs 4/29/22 RUB 74,700 USD 940 2
HSBC Bank 2/2/22 BRL 11,824 USD 2,079 147
HSBC Bank 2/2/22 USD 2,207 BRL 11,824 (19)
HSBC Bank 2/25/22 EUR 2,162 USD 2,455 (24)
HSBC Bank 2/25/22 USD 3,058 GBP 2,283 (12)
HSBC Bank 2/28/22 USD 1,444 KRW 1,713,192 25
HSBC Bank 2/28/22 USD 954 KRW 1,154,855 (3)
HSBC Bank 3/11/22 USD 172 MYR 731 (2)
HSBC Bank 4/22/22 USD 448 AUD 630 3
HSBC Bank 4/22/22 USD 20 CAD 25 —
Morgan Stanley 2/2/22 BRL 11,161 USD 2,078 23
Morgan Stanley 2/2/22 USD 1,978 BRL 11,161 (122)
Morgan Stanley 2/25/22 EUR 4,611 USD 5,243 (60)
Morgan Stanley 2/25/22 USD 5,625 EUR 4,850 173
Morgan Stanley 2/28/22 USD 6,534 SEK 60,479 47
Morgan Stanley 3/3/22 USD 924 BRL 5,270 (61)
Morgan Stanley 3/11/22 THB 190 USD 6 —
Morgan Stanley 4/8/22 USD 651 KRW 775,693 9
Morgan Stanley 4/8/22 USD 411 TWD 11,286 3

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Morgan Stanley 4/14/22 HUF 175,658 USD 548 $ 3
Morgan Stanley 4/22/22 USD 1,336 JPY 152,728 7
RBC Dominion Securities 2/25/22 USD 74 GBP 54 1
Standard Chartered 2/25/22 GBP 570 USD 763 4
Standard Chartered 2/25/22 USD 766 GBP 570 (1)
Standard Chartered 2/25/22 USD 957 INR 72,351 (11)
Standard Chartered 2/28/22 USD 973 AUD 1,358 13
Standard Chartered 3/11/22 USD 172 MYR 731 (3)
Standard Chartered 4/14/22 ZAR 3,886 USD 252 (2)
Standard Chartered 4/22/22 USD 703 CAD 890 3
State Street 2/18/22 USD 949 PLN 3,806 17
State Street 2/25/22 EUR 3,222 USD 3,659 (37)
State Street 2/25/22 USD 74 EUR 65 1
State Street 2/25/22 USD 135 EUR 121 (1)
State Street 2/28/22 USD 4,210 EUR 3,732 15
State Street 3/18/22 ZAR 1,510 USD 93 4
State Street 4/14/22 ZAR 11,300 USD 726 2
State Street 4/21/22 USD 767 ILS 2,384 12
State Street 4/21/22 USD 129 ILS 411 (1)
State Street 4/22/22 AUD 75 USD 53 —
State Street 4/22/22 NOK 4,858 USD 553 (8)
State Street 4/22/22 USD 506 AUD 703 9
State Street 4/22/22 USD 64 AUD 91 (1)
State Street 4/22/22 USD 696 CAD 873 10
State Street 4/22/22 USD 2,508 JPY 286,626 15
UBS Investment Bank 2/18/22 CZK 29,578 USD 1,334 29
UBS Investment Bank 2/25/22 USD 8,370 EUR 7,219 256
UBS Investment Bank 2/25/22 USD 1,619 SEK 14,232 93
UBS Investment Bank 2/28/22 MXN 35,200 USD 1,702 (3)
UBS Investment Bank 3/11/22 CLP 224,886 USD 264 16
UBS Investment Bank 3/11/22 USD 902 CLP 756,886 (38)
UBS Investment Bank 3/11/22 USD 65 THB 2,182 (1)
UBS Investment Bank 3/18/22 USD 1,334 ZAR 21,600 (62)
UBS Investment Bank 4/8/22 RUB 111,989 USD 1,389 32
UBS Investment Bank 4/8/22 RUB 23,788 USD 305 (3)
UBS Investment Bank 4/8/22 USD 813 IDR 11,648,876 5
UBS Investment Bank 4/8/22 USD 1,170 RUB 88,201 51
UBS Investment Bank 4/8/22 USD 1,388 RUB 111,989 (33)
UBS Investment Bank 4/14/22 USD 1,158 ZAR 18,357 (23)
UBS Investment Bank 4/22/22 AUD 2,985 USD 2,147 (36)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 4/22/22 USD 563 JPY 64,018 $ 7
Net unrealized gain (loss) on open forward
currency exchange contracts $ 779

T. ROWE PRICE Multi-Strategy Total Return Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 20 Amsterdam IDX contracts 2/22 3,388 $ (57)
Long, 39 Hang Seng Index contracts 2/22 5,968 (87)
Long, 70 Euro BOBL contracts 3/22 10,400 (34)
Short, 126 Euro BTP contracts 3/22 (20,650) 29
Short, 85 Euro BUND contracts 3/22 (16,149) 97
Short, 4 Euro BUXL thirty year bond contracts 3/22 (914) 15
Long, 44 Euro OAT contracts 3/22 7,959 (42)
Long, 145 Euro SCHATZ contracts 3/22 18,225 (19)
Short, 104 TOPIX Index contracts 3/22 (17,157) 865
Long, 5 Mini ten year JGB contracts 3/22 655 (6)
Short, 10 Government of Australia ten year bond
contracts 3/22 (969) 17
Long, 19 Republic of South Korea ten year bond
contracts 3/22 1,903 (69)
Long, 38 ASX SPI 200 Index contracts 3/22 4,613 (289)
Short, 17 Dax Performance Index contracts 3/22 (7,355) 198
Short, 188 Euro STOXX contracts 3/22 (8,750) 76
Short, 40 FTSE 100 Index contracts 3/22 (3,979) 25
Short, 130 MSCI Emerging Markets Index contracts 3/22 (7,961) (11)
Short, 101 NASDAQ 100 E-Mini contracts 3/22 (30,108) 887
Short, 94 S&P 500 E-Mini Index contracts 3/22 (21,170) (240)
Short, 167 Government of Canada ten year bond
contracts 3/22 (18,275) 16
Short, 30 U.S. Treasury Long Bond contracts 3/22 (4,669) (34)
Short, 90 U.S. Treasury Notes ten year contracts 3/22 (11,517) 18
Long, 5 Ultra U.S. Treasury Bonds contracts 3/22 945 (8)
Long, 88 Long Gilt ten year contracts 3/22 14,434 (322)
Short, 228 U.S. Treasury Notes five year contracts 3/22 (27,178) 213
Long, 110 U.S. Treasury Notes two year contracts 3/22 23,832 (214)
Net payments (receipts) of variation margin to date (3,059)
Variation margin receivable (payable) on open futures contracts $ (2,035)

T. ROWE PRICE Multi-Strategy Total Return Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.09% $ — $ — $ 20 ++
T. Rowe Price Short-Term Fund — — — ++
Totals $ — # $ — $ 20 +
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
01/31/22
T. Rowe Price Government
Reserve Fund, 0.09% $ 127,142 ¤ ¤ $ 108,048
T. Rowe Price Short-Term Fund 6,864 ¤ ¤ —
Total $ 108,048 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $20 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $108,048.

T. ROWE PRICE Multi-Strategy Total Return Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Multi-Strategy Total Return Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Multi-Strategy Total Return Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE Multi-Strategy Total Return Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes

T. ROWE PRICE Multi-Strategy Total Return Fund

available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Multi-Strategy Total Return Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 66,022 $ — $ 66,022
Bank Loans — 53,383 2,166 55,549
Common Stocks 67,455 22,016 255 89,726
Convertible Preferred Stocks — 2,783 508 3,291
Corporate Bonds — 41,753 821 42,574
Equity Mutual Funds 2,747 — — 2,747
Preferred Stocks — 570 — 570
Short-Term Investments 100,814 — — 100,814
Securities Lending Collateral 7,234 — — 7,234
Options Purchased 23 845 — 868
Total Securities 178,273 187,372 3,750 369,395
Swaps* — 8,715 — 8,715
Forward Currency Exchange
Contracts — 2,054 — 2,054
Futures Contracts* 2,456 — — 2,456
Total $ 180,729 $ 198,141 $ 3,750 $ 382,620
Liabilities
Options Written $ 340 $ 2,680 $ — $ 3,020
Swaps* — 6,082 — 6,082
Forward Currency Exchange
Contracts — 1,275 — 1,275
Futures Contracts* 1,432 — — 1,432
Total $ 1,772 $ 10,037 $ — $ 11,809
1
Includes Asset-Backed Securities, Convertible Bonds, Government Bonds, Municipal Securities,
Non-U.S. Government Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).

T. ROWE PRICE Multi-Strategy Total Return Fund

SUBSEQUENT EVENT
In February 2022, Russian forces entered Ukraine and commenced an armed conflict.
Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result,
Russia’s central bank closed the country’s stock market on February 28, 2022, and
Russian-related stocks and debt and the Russian ruble have since suffered significant declines in value. In addition, this armed conflict and the related sanctions may cause significant disruptions to global business activity and volatility in global financial markets. The duration of the conflict and related economic sanctions and their effects on the financial markets cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by such events. Management is actively monitoring these events.
F1112-054Q1 01/22
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.